As filed with the Securities and Exchange Commission on April 29, 2005

Registration No. 33-49998

811-7042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Dreyfus/Transamerica Triple Advantage® Variable Annuity

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 27 ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 29 ☒

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE, Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (319) 297-8330

Name and Address of Agent for Service:	Copy to:

Darin D. Smith, Esquire	Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.	Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.	1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001	Washington, D.C. 20004-2402

Approximate date of proposed sale to the public:

As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

Effective immediately, we will not accept any purchase payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any purchase payment or transfer which would result in the account value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2005

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Prospectus - May 1, 2005

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently offers various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Occidental Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying funds/portfolios. Please read them carefully. Transamerica will not accept purchase payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 525-6205 or write us at: Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0111. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity contract can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST –INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. –SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS – SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

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GLOSSARY OF TERMS

Account Value—On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•	gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	losses in the variable account; minus

•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Adjusted Account Value—The account value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Cash Value—The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year—A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the variable account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your)— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.

Subaccount—A subdivision within the variable account, the assets of which are invested in specified underlying funds/portfolios.

Variable Account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit—An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Occidental Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds/portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new contracts.

3. INVESTMENT CHOICES

You can allocate your purchase payments to one or more of the following investment choices described in the underlying fund prospectuses:

Transamerica Equity – Initial Class

Appreciation Portfolio – Service Class

Balanced Portfolio – Service Class

Developing Leaders Portfolio – Service Class

Disciplined Stock Portfolio – Service Class

Growth and Income Portfolio – Service Class

International Equity Portfolio – Service Class

International Value Portfolio – Service Class

Limited Term High Yield Portfolio – Service Class

Quality Bond Portfolio – Service Class

Small Company Stock Portfolio – Service Class

Special Value Portfolio – Service Class

Money Market Portfolio

Stock Index Fund, Inc. – Service Class

Socially Responsible Growth Fund, Inc.– Service Class

Core Bond Portfolio – Service Class

Core Value Portfolio – Service Class

Emerging Leaders Portfolio – Service Class

Founders Discovery Portfolio – Service Class

Founders Growth Portfolio – Service Class

Founders International Equity Portfolio – Service Class

MidCap Stock Portfolio – Service Class

Technology Growth Portfolio – Service Class

Contract owners who purchased the contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-Account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the

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Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee, a daily fee equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, there is an annual fee during the accumulation phase of 0.25% of the account value.

If you elect the Additional Death Benefit Rider II, there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four contract years.

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If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine contract years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying funds/portfolios.

6. ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges and once each contract year, take out up to the greater of:

•	10% of your purchase payments less surrenders deemed to be from purchase payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified contracts may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following guaranteed minimum death benefits:

•	Double Enhanced;

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified contracts, payments during the income phase may be

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considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income.

10. ADDITIONAL FEATURES

This contract has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the contract death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADBII”. There is an extra charge for these riders.

•	You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•	You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your contract. This feature is called the “premium accelerator”. There is an extra charge for this rider.

•	Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional purchase payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all contracts, may vary for certain contracts, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

11. OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the contract), or whatever longer time may be required by state law. The amount of the refund will generally be the purchase payments paid and

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accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your contract for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract within the applicable time period. The contract will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Contracts. See Appendix C for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at:

Transamerica Occidental Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-525-6205

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Contract Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a% of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 -$35 Per Contract
Variable Account Annual Expenses (as a percentage of average account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(6)	0.80%
Annual-Step Death Benefit(7)	0.20%
Liquidity Rider(8)	0.40%
Premium Accelerator(9)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(10)	2.50%
Annual Optional Rider Fees:
Additional Death Benefit Rider(11)	0.25%
Additional Death Benefit Rider II(12)	0.55%

The next items shows the minimum and maximum total operating expenses charged by underlying funds/portfolios for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying funds/portfolios fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.51%	2.36%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of variable account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1,248	$2,177	$2,678	$5,171
If the contract is annuitized at the end of the applicable time period Or if you do not surrender your contract.	$548	$1,637	$2,678	$5,171

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

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(1)	During the accumulation phase the fees may be different that those described in the Annuity Contract Fee Table. See Section 5, Expenses.
(2)	The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.
(4)	The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each variable account’s account value as a percentage of the contract’s total account value. The service charge is deducted on each contract anniversary and at the time of surrender. We may waive the service charge in certain instances.
(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”
(6)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk fee, for a total annual mortality and expense risk fee of (1.95%).
(7)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk fee, for a total annual mortality and expense risk fee of (1.35%).
(8)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk fee of (1.15%). The fee is only charged in the first four contract years.
(9)	The Premium Accelerator fee is only deducted in the first nine contract years.
(10)	The Double Enhanced Death Benefit and Liquidity Rider fees are included herein.
(11)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.
(12)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.
(13)	The fee table information relating to the underlying funds/portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

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1. THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Occidental Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you - owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The contract is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept purchase payments for new contracts.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Occidental Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

Maximum Total Purchase Payments

Cumulative purchase payments above $1,000,000 for issue ages 0 to 80 require prior approval by Transamerica. For issue ages over 80, cumulative purchase payments above $500,000 require prior approval by Transamerica.

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Allocation of Purchase Payments

When you add additional purchase payments to the contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Variable Account

The following variable subaccounts are available under the contract. The subaccounts invest in shares of the various underlying funds/portfolios. The companies that provide investment advice and administrative services for the underlying funds/portfolios offered through this contract are listed below. The following variable investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES TRUST –INITIAL CLASS(1)

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation

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DREYFUS INVESTMENT PORTFOLIOS –SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

Contract owners who purchased a contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying funds/portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds/portfolios to be the same as those of other portfolios or funds.

More detailed information, including an explanation of the fund’s/portfolio’s investment objectives, may be found in the current prospectus for the underlying funds/portfolios, which accompany this prospectus. You should read the prospectuses for the underlying funds/portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the contracts. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your contract specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the contract is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

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Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to

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accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to

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deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of

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underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying funds/portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase

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the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity date and not from the purchase payment date;

•	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of purchase payment; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This

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adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%; and for the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution–related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

•	you begin receiving annuity payments;

•	you surrender the contract; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

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Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine contract years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund/portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying funds/portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the contracts, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

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The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.00	%(2)
Dreyfus Variable Investment Fund	0.40%
Dreyfus Stock Index Fund, Inc.	0.40%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.40%
Dreyfus Investment Portfolios	0.40%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the contracts.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the variable account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

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In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders or transfers of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain contracts and may not be applicable for all contracts.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity date. You can change this date by giving us written notice 30 days before the current annuity date. The new annuity date must be at least 30 days after we receive notice of the change. The latest annuity date generally cannot be after the contract month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity date is 30 days after you purchase your contract.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

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Annuity Payment Options

The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

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The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payments may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payments may not be available in all states.

If your contract is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other

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delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and

•	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity date; and

•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments under the Life with Emergency CashSM; and

•	annuitant dies before age 101 (or earlier, if a qualified contract);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:

•	account value on the date we receive the required information; or

•	cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or

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•	guaranteed minimum death benefit (discussed below), plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix C. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:

•	the total purchase payments; less

•	any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date (and the owner is 75 or older on the contract date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

B.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any purchase payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total purchase payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the contract application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain contracts and may not be available for all contracts.

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Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your contract.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate. The contract may contain death benefit features that in

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some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders—Qualified Contracts

The information herein describing the taxation of nonqualified contracts does not apply to qualified contracts.

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Contracts

The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the purchase payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Surrenders—Nonqualified Contracts

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your purchase payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your purchase payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

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The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from purchase payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet

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certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

We have the right to modify the contract to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to

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you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

10. ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate.

There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but contract owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year.

The Guaranteed Minimum Income Benefit may vary by state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 50%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have selected this option.

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The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider

The optional Additional Death Benefit Rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider is only available for issue ages through age 80.

Additional Death Benefit Rider Amount. The Additional Death Benefit Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The Additional Death Benefit Rider is equal to:

•	the Additional Death Benefit Rider factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the account value on the date of death; minus

•	account value on the rider date; minus

•	purchase payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Benefit Rider if there are no rider earnings on the date the death benefit is calculated.

If you purchased your contract as part of a 1035 exchange or added the Additional Death Benefit Rider after you purchased the contract, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Benefit Rider was added to your contract.

The Additional Death Benefit Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the contract, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the contract and the Additional Death Benefit Rider will be considered.

Please see the SAI for an example which illustrates the Additional Death Benefit Rider payable as well as the effect of a partial surrender on the Additional Death Benefit Rider.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving a death benefit and the Additional Death Benefit Rider Amount, the spouse will receive a one-time account value increase equal to the Additional Death Benefit Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even

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during periods when the Additional Death Benefit Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the Additional Death Benefit Rider is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider may be re-elected, however, a new rider will be issued and the Additional Death Benefit Rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

The Additional Death Benefit Rider may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The Additional Death Benefit Rider II is available only for issue ages through age 75.

Additional Death Benefit Rider II Amount. The Additional Death Benefit Rider II is only payable if a death benefit is paid on the base contract to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Additional Death Benefit Rider II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the contract and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving the death benefit and additional benefit, the spouse will receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

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Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the contract is annuitized or surrendered, or

•	the additional death benefit is paid or added to the account value under a spousal continuation.

Once terminated, the Additional Death Benefit Rider II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Benefit Rider II may vary for certain contracts and may not be available for all contracts.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the contract without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in Appendix B to the prospectus and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain contracts and may not be available for all contracts.

Premium Accelerator Rider

The Premium Accelerator rider was only available at the time you purchased your contract and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No Premium Accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

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Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine contract years. Also, interest credited to the fixed account may be lower than interest credited to the contract without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
more than 9	0%

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain contracts and may not be available for all contracts.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain contracts and may not be available for all contracts.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the contract date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	the contract must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

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This benefit may vary by state and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

•	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers from certain source options (discussed below) into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more variable accumulation units when prices are low and fewer variable accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started.

A minimum of $250 per transfer is required. Thus, for example, $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable source options listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once the minimum required purchase payment is received even if multiple sources are funding your contract. If additional payments are received while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program;

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•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed account source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive purchase payments after a Dollar Cost Averaging program is completed and the additional purchase payment meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional purchase payments after a Dollar Cost Averaging program is completed, and the additional purchase payment does not meet the minimum requirements to start a Dollar Cost Averaging program

THEN;

•	we will, absent new instructions to the contrary, allocate the additional purchase payment as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before completion;

THEN:

•	we will absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.

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Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying funds/portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of purchase payments to a particular subaccount, please read the prospectuses for the underlying funds/portfolios. The underlying funds/portfolios are not limited to selling their shares to this variable account and can accept investments from any variable account or qualified retirement plan. Since the underlying funds/portfolios are available to registered variable accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their variable accounts from the underlying funds/portfolios. See the underlying funds’/portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

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You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new variable accumulation units at the then current price. Because of changes in market value, your new variable accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds/portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distributor of the Contracts

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms. These commissions are not deducted from purchase payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

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•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the variable account is a party or to which the assets of the variable account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the variable account, AFSG Securities Corporation, or Transamerica.

TABLE OF CONTENTS OF THE STAT EMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Benefit Rider – Additional Information

Additional Death Benefit Rider II – Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2004. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Occidental Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	2.50%					1.30%
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003 2002	$ $	1.205665 1.000000	$ $	1.362102 1.205665	0.000 0.000	$ $ $	1.091940 0.842931 1.000000	$ $ $	1.248282 1.091940 0.842931	47,357.000 43,548.632 55,649.635
Appreciation Portfolio – Service Class(3)	2004 2003 2002	$ $	1.160764 1.000000	$ $	1.186683 1.160764	0.000 0.000	$ $ $	0.998754 0.837329 1.000000	$ $ $	1.033187 0.998754 0.837329	3,211,030.000 3,442,054.087 1,152,464.949
Balanced Portfolio – Service Class(3)	2004 2003 2002	$ $	1.118302 1.000000	$ $	1.151720 1.118302	0.000 0.000	$ $ $	1.015191 0.748900 1.000000	$ $ $	1.057945 1.015191 0.871400	888,975.000 685,558.946 291,702.227
Developing Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $	1.266961 1.000000	$ $	1.372503 1.266961	0.000 0.000	$ $ $	0.971085 0.748900 1.000000	$ $ $	1.064476 0.971085 0.748900	662,380.000 597,001.992 265,683.254
Disciplined Stock Portfolio – Service Class(3)	2004 2003 2002	$ $	1.170234 1.000000	$ $	1.228793 1.170234	0.000 0.000	$ $ $	0.985974 0.809960 1.000000	$ $ $	1.047613 0.985974 0.809960	351,581.000 341,668.487 215,701.982
Growth and Income Portfolio – Service Class(3)	2004 2003 2002	$ $	1.191613 1.000000	$ $	1.246372 1.191613	0.000 0.000	$ $ $	0.973826 0.780676 1.000000	$ $ $	1.030669 0.973826 0.780676	576,194.000 666,792.985 480,758.647
International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $	1.354955 1.000000	$ $	1.641669 1.354955	0.000 0.000	$ $ $	1.129519 0.802572 1.000000	$ $ $	1.384779 1.129519 0.802572	134,601.000 154,826.113 62,516.133
International Value Portfolio – Service Class(3)	2004 2003 2002	$ $	1.370969 1.000000	$ $	1.602717 1.370969	0.000 0.000	$ $ $	1.078034 0.801301 1.000000	$ $ $	1.275222 1.078034 0.801301	392,995.000 432,606.442 197,462.003
Limited Term High Yield Portfolio – Service Class(3)	2004 2003 2002	$ $	1.101379 1.000000	$ $	1.182561 1.101379	0.000 0.000	$ $ $	1.099737 0.855051 1.000000	$ $ $	1.194806 1.099737 0.855051	430,665.000 325,989.021 327,769.046
Quality Bond Portfolio – Service Class(3)	2004 2003 2002	$ $	1.001382 1.000000	$ $	1.006681 1.001382	0.000 0.000	$ $ $	1.080807 1.044870 1.000000	$ $ $	1.099429 1.080807 1.044870	4,757,185.000 5,082,325.772 1,960,946.036
Small Company Stock Portfolio – Service Class(3)	2004 2003 2002	$ $	1.351206 1.000000	$ $	1.557849 1.351206	0.000 0.000	$ $ $	1.091817 0.775624 1.000000	$ $ $	1.273739 1.091817 0.775624	227,731.000 227,321.864 155,197.835

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Subaccount	Year	2.50% (Continued)					1.30% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Special Value Portfolio – Service Class(3)	2004 2003 2002	$ $	1.295911 1.000000	$ $	1.428036 1.295911	0.000 0.000	$ $ $	1.076125 0.827655 1.000000	$ $ $	1.199933 1.076125 0.827655	135,077.000 130,960.684 80,960.001
Money Market – Initial Class(1)	2004 2003 2002	$ $	0.987637 1.000000	$ $	0.971215 0.987637	0.000 0.000	$ $ $	0.994396 1.000352 1.000000	$ $ $	0.989478 0.994396 1.000352	518,366.000 818,219.148 385,823.081
Stock Index Fund, Inc. – Service Class(3)	2004 2003 2002	$ $	1.203814 1.000000	$ $	1.295964 1.203814	0.000 0.000	$ $ $	1.023219 0.809430 1.000000	$ $ $	1.114620 1.023219 0.809430	2,767,334.000 2,406,711.640 871,193.095
Socially Responsible Growth – Service Class(3)	2004 2003 2002	$ $	1.187097 1.000000	$ $	1.226842 1.187097	0.000 0.000	$ $ $	0.935828 0.753859 1.000000	$ $ $	0.978656 0.935828 0.753859	232,538.000 215,521.606 95,486.763
Core Bond Portfolio – Service Class(3)	2004 2003 2002	$ $	1.015516 1.000000	$ $	1.033933 1.015516	0.000 0.000	$ $ $	1.096127 1.036628 1.000000	$ $ $	1.129251 1.096127 1.036628	1,826,314.000 2,164,087.310 967,861.480
Core Value Portfolio – Service Class(3)	2004 2003 2002	$ $	1.227797 1.000000	$ $	1.334826 1.227797	0.000 0.000	$ $ $	1.008051 0.796894 1.000000	$ $ $	1.108933 1.008051 0.796894	2,195,500.000 2,193,220.004 983,770.185
Emerging Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $	1.348279 1.000000	$ $	1.501990 1.348279	0.000 0.000	$ $ $	1.117755 0.769399 1.000000	$ $ $	1.259978 1.117755 0.769399	568,849.000 525,358.869 276,334.131
Founders Discovery Portfolio – Service Class(3)	2004 2003 2002	$ $	1.309585 1.000000	$ $	1.401293 1.309585	0.000 0.000	$ $ $	0.950830 0.708281 1.000000	$ $ $	1.029497 0.950830 0.708281	134,241.000 89,862.199 18,308.682
Founders Growth Portfolio – Service Class(3)	2004 2003 2002	$ $	1.192504 1.000000	$ $	1.252692 1.192504	0.000 0.000	$ $ $	0.979568 0.759074 1.000000	$ $ $	1.041229 0.979568 0.759074	249,407.000 168,293.362 97,920.568
Founders International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $	1.351098 1.000000	$ $	1.617838 1.351098	0.000 0.000	$ $ $	1.011312 0.753694 1.000000	$ $ $	1.225345 1.011312 0.753694	92,814.000 86,265.011 53,635.649
MidCap Stock Portfolio – Service Class(3)	2004 2003 2002	$ $	1.251541 1.000000	$ $	1.394676 1.251541	0.000 0.000	$ $ $	1.043162 0.803700 1.000000	$ $ $	1.176271 1.043162 0.803700	1,028,138.000 912,997.391 535,717.020
Technology Growth Portfolio – Service Class(3)	2004 2003 2002	$ $	1.330119 1.000000	$ $	1.300592 1.330119	0.000 0.000	$ $ $	1.048150 0.704948 1.000000	$ $ $	1.037076 1.048150 0.704948	262,023.000 172,388.483 93,573.701

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

44

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the variable account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the “Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance. An investment in the Money Market Subaccount is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. Although the subaccount seeks to preserve the value of your investment to $1.00 per share, it is possible to lose money by investing in the subaccount.

Money Market Subaccount. The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular contract, or one or more riders are elected, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, including an administration charge of $35 per annum adjusted for average account size. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

45

TABLE 1 - A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Double Enhanced Death Benefit

(Total Variable Account Annual Expenses: 2.10%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica Equity – Initial Class	7.31%	-5.49%	2.59%	May 1, 1998
Appreciation Portfolio – Service Class	-3.71%	-4.05%	9.05%	April 5, 1993
Balanced Portfolio – Service Class	-2.95%	-4.48%	2.74%	May 1, 1997
Developing Leaders Portfolio – Service Class	2.41%	1.66%	7.87%	January 4, 1993
Disciplined Stock Portfolio – Service Class	-0.93%	-7.18%	5.35%	May 1, 1996
Growth and Income Portfolio – Service Class	-1.34%	-4.76%	8.10%	December 15, 1994
International Equity Portfolio – Service Class	16.10%	-5.55%	4.56%	December 15, 1994
International Value Portfolio – Service Class	11.53%	0.84%	5.24%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	1.44%	-0.80%	0.24%	April 30, 1997
Quality Bond Portfolio – Service Class	-5.42%	3.77%	4.78%	January 4, 1993
Small Company Stock Portfolio – Service Class	9.80%	4.80%	5.90%	May 1, 1996
Special Value Portfolio – Service Class	4.32%	1.23%	3.85%	January 4, 1993
Stock Index Fund, Inc. – Service Class	1.73%	-5.71%	9.23%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	-2.59%	-11.39%	6.36%	October 7, 1993
Core Bond Portfolio – Service Class	-4.14%	N/A	3.75%	May 1, 2000
Core Value Portfolio – Service Class	2.79%	0.87%	2.05%	May 1, 1998
Emerging Leaders Portfolio – Service Class	5.62%	N/A	10.73%	May 1, 2000
Founders Discovery Portfolio – Service Class	1.07%	N/A	-13.52%	May 1, 2000
Founders Growth Portfolio – Service Class	-0.89%	-12.76%	-7.46%	May 3, 1999
Founders International Equity Portfolio – Service Class	14.58%	-9.72%	-3.15%	October 1, 1999
MidCap Stock Portfolio – Service Class	5.66%	3.77%	3.54%	May 1, 1998
Technology Growth Portfolio – Service Class	-8.18%	-18.36%	-9.96%	October 1, 1999

[THIS SPACE INTENTIONALLY LEFT BLANK]

46

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Variable Account Annual Expenses: 1.50%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica Equity – Initial Class	8.03%	-4.90%	3.24%	May 1, 1998
Appreciation Portfolio – Service Class	-3.10%	-3.45%	9.71%	April 5, 1993
Balanced Portfolio – Service Class	-2.34%	-3.88%	3.36%	May 1, 1997
Developing Leaders Portfolio – Service Class	3.05%	2.31%	8.52%	January 4, 1993
Disciplined Stock Portfolio – Service Class	-0.31%	-6.60%	5.99%	May 1, 1996
Growth and Income Portfolio – Service Class	-0.72%	-4.16%	8.76%	December 15, 1994
International Equity Portfolio – Service Class	16.87%	-4.96%	5.18%	December 15, 1994
International Value Portfolio – Service Class	12.27%	1.47%	5.87%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	2.08%	-0.18%	0.84%	April 30, 1997
Quality Bond Portfolio – Service Class	-4.83%	4.43%	5.41%	January 4, 1993
Small Company Stock Portfolio – Service Class	10.53%	5.46%	6.54%	May 1, 1996
Special Value Portfolio – Service Class	5.03%	1.88%	4.47%	January 4, 1993
Stock Index Fund, Inc. – Service Class	2.37%	-5.13%	9.89%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	-1.98%	-10.83%	7.00%	October 7, 1993
Core Bond Portfolio – Service Class	-3.53%	N/A	4.42%	May 1, 2000
Core Value Portfolio – Service Class	3.44%	1.50%	2.69%	May 1, 1998
Emerging Leaders Portfolio – Service Class	6.33%	N/A	11.43%	May 1, 2000
Founders Discovery Portfolio – Service Class	1.71%	N/A	-12.96%	May 1, 2000
Founders Growth Portfolio – Service Class	-0.26%	-12.21%	-6.88%	May 3, 1999
Founders International Equity Portfolio – Service Class	15.34%	-9.16%	-2.55%	October 1, 1999
MidCap Stock Portfolio – Service Class	6.37%	4.43%	4.19%	May 1, 1998
Technology Growth Portfolio – Service Class	-7.60%	-17.83%	-9.40%	October 1, 1999

TABLE 1 – C

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Variable Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica Equity – Initial Class	8.27%	-4.70%	3.45%	May 1, 1998
Appreciation Portfolio – Service Class	-2.90%	-3.25%	9.05%	April 5, 1993
Balanced Portfolio – Service Class	-2.14%	-3.68%	3.56%	May 1, 1997
Developing Leaders Portfolio – Service Class	3.27%	2.53%	12.32%	January 4, 1993
Disciplined Stock Portfolio – Service Class	-0.10%	-6.41%	6.20%	May 1, 1996
Growth and Income Portfolio – Service Class	-0.51%	-3.96%	8.99%	December 15, 1994
International Equity Portfolio – Service Class	17.13%	-4.76%	5.40%	December 15, 1994
International Value Portfolio – Service Class	12.52%	1.68%	6.08%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	2.30%	0.02%	1.04%	April 30, 1997
Quality Bond Portfolio – Service Class	-4.63%	4.65%	5.25%	January 4, 1993
Small Company Stock Portfolio – Service Class	10.78%	5.69%	6.75%	May 1, 1996
Special Value Portfolio – Service Class	5.26%	2.10%	5.67%	January 4, 1993
Stock Index Fund, Inc. – Service Class	2.58%	-4.93%	9.01%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	-1.77%	-10.64%	7.01%	October 7, 1993
Core Bond Portfolio – Service Class	-3.33%	N/A	4.65%	May 1, 2000
Core Value Portfolio – Service Class	3.66%	1.72%	2.91%	May 1, 1998
Emerging Leaders Portfolio – Service Class	6.57%	N/A	11.67%	May 1, 2000
Founders Discovery Portfolio – Service Class	1.92%	N/A	-12.77%	May 1, 2000
Founders Growth Portfolio – Service Class	-0.05%	-12.03%	-6.69%	May 3, 1999
Founders International Equity Portfolio – Service Class	15.60%	-8.97%	-2.35%	October 1, 1999
MidCap Stock Portfolio – Service Class	6.60%	4.66%	4.41%	May 1, 1998
Technology Growth Portfolio – Service Class	-7.41%	-17.65%	-9.21%	October 1, 1999

47

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the variable account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

TABLE 2 - A

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Double Enhanced Death Benefit

(Total Variable Account Annual Expenses: 2.10%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica Equity – Initial Class	13.42%	-4.55%	2.94%	May 1, 1998
Appreciation Portfolio – Service Class	2.63%	-3.17%	9.10%	April 5, 1993
Balanced Portfolio – Service Class	3.39%	-3.58%	2.79%	May 1, 1997
Developing Leaders Portfolio – Service Class	8.76%	2.36%	7.92%	January 4, 1993
Disciplined Stock Portfolio – Service Class	5.42%	-6.19%	5.40%	May 1, 1996
Growth and Income Portfolio – Service Class	5.01%	-3.85%	8.15%	December 15, 1994
International Equity Portfolio – Service Class	21.64%	-4.61%	4.60%	December 15, 1994
International Value Portfolio – Service Class	17.36%	1.57%	5.29%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	7.79%	-0.02%	0.28%	April 30, 1997
Quality Bond Portfolio – Service Class	0.92%	4.34%	4.82%	January 4, 1993
Small Company Stock Portfolio – Service Class	15.75%	5.31%	5.95%	May 1, 1996
Special Value Portfolio – Service Class	10.63%	1.96%	3.90%	January 4, 1993
Stock Index Fund, Inc. – Service Class	8.08%	-4.77%	9.28%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	3.75%	-10.20%	6.40%	October 7, 1993
Core Bond Portfolio – Service Class	2.21%	N/A	4.51%	May 1, 2000
Core Value Portfolio – Service Class	9.14%	1.60%	2.43%	May 1, 1998
Emerging Leaders Portfolio – Service Class	11.84%	N/A	11.04%	May 1, 2000
Founders Discovery Portfolio – Service Class	7.42%	N/A	-11.88%	May 1, 2000
Founders Growth Portfolio – Service Class	5.46%	-11.51%	-6.52%	May 3, 1999
Founders International Equity Portfolio – Service Class	20.21%	-8.62%	-2.33%	October 1, 1999
MidCap Stock Portfolio – Service Class	11.87%	4.34%	3.85%	May 1, 1998
Technology Growth Portfolio – Service Class	-1.84%	-16.76%	-8.87%	October 1, 1999

48

TABLE 2 – B

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Annual Step-Up Death Benefit

(Total Variable Account Annual Expenses: 1.50%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica Equity – Initial Class	14.09%	-3.99%	3.56%	May 1, 1998
Appreciation Portfolio – Service Class	3.24%	-2.59%	9.76%	April 5, 1993
Balanced Portfolio – Service Class	4.01%	-3.01%	3.40%	May 1, 1997
Developing Leaders Portfolio – Service Class	9.40%	2.97%	8.57%	January 4, 1993
Disciplined Stock Portfolio – Service Class	6.04%	-5.63%	6.04%	May 1, 1996
Growth and Income Portfolio – Service Class	5.63%	-3.28%	8.80%	December 15, 1994
International Equity Portfolio – Service Class	22.36%	-4.05%	5.23%	December 15, 1994
International Value Portfolio – Service Class	18.06%	2.17%	5.92%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	8.43%	0.58%	0.88%	April 30, 1997
Quality Bond Portfolio – Service Class	1.52%	4.96%	5.46%	January 4, 1993
Small Company Stock Portfolio – Service Class	16.43%	5.94%	6.59%	May 1, 1996
Special Value Portfolio – Service Class	11.28%	2.57%	4.52%	January 4, 1993
Stock Index Fund, Inc. – Service Class	8.72%	-4.21%	9.94%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	4.37%	-9.67%	7.05%	October 7, 1993
Core Bond Portfolio – Service Class	2.82%	N/A	5.13%	May 1, 2000
Core Value Portfolio – Service Class	9.79%	2.21%	3.04%	May 1, 1998
Emerging Markets Portfolio – Service Class	12.50%	N/A	11.71%	May 1, 2000
Founders Discovery Portfolio – Service Class	8.06%	N/A	-11.36%	May 1, 2000
Founders Growth Portfolio – Service Class	6.08%	-10.98%	-5.97%	May 3, 1999
Founders International Equity Portfolio – Service Class	20.92%	-8.08%	-1.75%	October 1, 1999
MidCap Stock Portfolio – Service Class	12.54%	4.97%	4.48%	May 1, 1998
Technology Growth Portfolio – Service Class	-1.25%	-16.26%	-8.33%	October 1, 1999

TABLE 2 – C

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Variable Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica Equity – Initial Class	14.32%	-3.80%	3.77%	May 1, 1998
Appreciation Portfolio – Service Class	3.45%	-2.40%	9.10%	April 5, 1993
Balanced Portfolio – Service Class	4.21%	-2.81%	3.61%	May 1, 1997
Developing Leaders Portfolio – Service Class	9.62%	3.18%	12.37%	January 4, 1993
Disciplined Stock Portfolio – Service Class	6.25%	-5.44%	6.25%	May 1, 1996
Growth and Income Portfolio – Service Class	5.84%	-3.08%	9.04%	December 15, 1994
International Equity Portfolio – Service Class	22.60%	-3.86%	5.45%	December 15, 1994
International Value Portfolio – Service Class	18.29%	2.38%	6.13%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	8.64%	0.78%	1.09%	April 30, 1997
Quality Bond Portfolio – Service Class	1.72%	5.17%	5.30%	January 4, 1993
Small Company Stock Portfolio – Service Class	16.66%	6.15%	6.80%	May 1, 1996
Special Value Portfolio – Service Class	11.50%	2.77%	5.72%	January 4, 1993
Stock Index Fund, Inc. – Service Class	8.93%	-4.02%	9.05%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	4.58%	-9.49%	7.06%	October 7, 1993
Core Bond Portfolio – Service Class	3.02%	N/A	5.34%	May 1, 2000
Core Value Portfolio – Service Class	10.01%	2.41%	3.24%	May 1, 1998
Emerging Leaders Portfolio – Service Class	12.72%	N/A	11.93%	May 1, 2000
Founders Discovery Portfolio – Service Class	8.27%	N/A	-11.19%	May 1, 2000
Founders Growth Portfolio – Service Class	6.29%	-10.81%	-5.78%	May 3, 1999
Founders International Equity Portfolio – Service Class	21.16%	-7.90%	-1.55%	October 1, 1999
MidCap Stock Portfolio – Service Class	12.76%	5.18%	4.68%	May 1, 1998
Technology Growth Portfolio – Service Class	-1.06%	-16.10%	-8.15%	October 1, 1999

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

49

APPENDIX C

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Contract Form)	January 1993
AV696 101 145 901 (Contract Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

50

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment option.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	No	Yes

Guaranteed Minimum Income Benefit	Yes	Yes

Additional Death Benefit Rider	Yes	Yes

Liquidity Rider	No	Yes

Premium Accelerator	No	Yes

51

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2005 by calling 1-800-525-6205, or by writing to Transamerica Occidental Life Insurance Company, Attention: Customer Care Group,, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Occidental Life Insurance Company will not accept purchase payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2005

2

GLOSSARY OF TERMS

Account Value—On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus

•	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the variable account; minus

•	losses in the variable account; minus

•	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

Adjusted Account Value—An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Occidental Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month following the month after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the date in which the contract becomes effective and on each contract anniversary thereof.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and which are not in the variable account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

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Nonqualified Contract—A contract other than a qualified contract.

Owner— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge—An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount—A subdivision within the variable account, the assets of which are invested in a specified underlying fund/portfolio.

Surrender Charge—A percentage of each purchase payment depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a “contingent deferred sales charge.”

Variable Account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit—An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period—The period of time from one determination of variable accumulation unit values and variable annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The contract, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from affecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the contract
C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this contract form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment

cannot cause the adjusted account value to fall

below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73

Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .07 = 3,442.68
Net surrender value at middle of contract year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

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Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of contract year 2
Account value at middle of contract year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 55,931.21 - 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

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On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial surrender amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = - 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge),

New EPW = 15,000/(1 – .07) = 16,129.03

SC = .07 * (16,129.03 - (-553.66)) = 1,167.79
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76

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Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .07) = 16,129.03

SC = .07 * (16,129.03 – 553.66) = 1,090.28
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its

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administrative and service office at least thirty (30) days prior to the annuity date. If no election is made prior to the annuity date, annuity payments will be made using (i) life income with level payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years certain using the existing account value of the variable account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.

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Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;

(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender = 5,000 + 10,494
$23,241	adjusted partial surrender = 15,494 * (75,000/50,000)
$51,759	New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241
$34,506	New account value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $23,241
Reduction in account value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

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Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 15,556 * (75,000/75,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New account value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in account value	= $15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity date, the new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted account value must be distributed within five years after the date of the deceased owner’s death, or (2)

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payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the contract as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

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Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments

AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h)

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(Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the account value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

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Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total purchase payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

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The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local

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governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

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The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.45% on an annual basis; On a daily basis, this equals .000039442.

Then, the net investment factor =	(11.57 + 0 - 0) - .000039442 = Z = 1.014872839
(11.40)

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Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where:	A =	The variable accumulation unit value for the immediately preceding valuation period.
Assume = $X
	B =	The net investment factor for the current valuation period.
Assume = Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i) is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where:	A =	variable annuity unit value for the immediately preceding valuation period.
Assume = $X

	B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.
Assume = Y

	C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the variable annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:	A =	The adjusted account value as of the annuity date.
Assume = $X

	B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

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Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units =	A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

	B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of variable annuity units =	$X = Z
$Y

ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date:

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Contract Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings= $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$222,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Contract Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations– account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new contract opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial account value since new contract)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50

Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000

Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000

Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base contract Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the

27

disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U - UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the variable account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense

28

risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of

29

an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2004, 2003 and 2002, $1,233,548.00, $4,218,824.33 and $17,357,266.88, respectively, commissions were paid to AFSG Securities Corporation as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular

30

annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

31

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Occidental Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.50%					2.30%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003	$ $	1.205665 1.000000	$ $	1.362102 1.205665	0.000 0.000	$ $	1.207241 1.000000	$ $	1.36552 1.207241	0.000 0.000
Appreciation Portfolio – Service Class(3)	2004 2003	$ $	1.160764 1.000000	$ $	1.186683 1.160764	0.000 0.000	$ $	1.162282 1.000000	$ $	1.190571 1.162282	0.000 0.000
Balanced Portfolio – Service Class(3)	2004 2003	$ $	1.118302 1.000000	$ $	1.151720 1.118302	0.000 0.000	$ $	1.119762 1.000000	$ $	1.155486 1.119762	0.000 0.000
Developing Leaders Portfolio – Service Class(3)	2004 2003	$ $	1.266961 1.000000	$ $	1.372503 1.266961	0.000 0.000	$ $	1.268600 1.000000	$ $	1.376971 1.268600	0.000 0.000
Disciplined Stock Portfolio – Service Class(3)	2004 2003	$ $	1.170234 1.000000	$ $	1.228793 1.170234	0.000 0.000	$ $	1.171764 1.000000	$ $	1.232809 1.171764	0.000 0.000
Growth and Income Portfolio – Service Class(3)	2004 2003	$ $	1.191613 1.000000	$ $	1.246372 1.191613	0.000 0.000	$ $	1.193173 1.000000	$ $	1.250459 1.193173	0.000 0.000
International Equity Portfolio – Service Class(3)	2004 2003	$ $	1.354955 1.000000	$ $	1.641669 1.354955	0.000 0.000	$ $	1.356725 1.000000	$ $	1.647027 1.356725	0.000 0.000
International Value Portfolio – Service Class(3)	2004 2003	$ $	1.370969 1.000000	$ $	1.602717 1.370969	0.000 0.000	$ $	1.372760 1.000000	$ $	1.607947 1.372760	0.000 0.000
Limited Term High Yield Portfolio – Service Class(3)	2004 2003	$ $	1.101379 1.000000	$ $	1.182561 1.101379	0.000 0.000	$ $	1.102822 1.000000	$ $	1.186421 1.102822	0.000 0.000
Quality Bond Portfolio – Service Class(3)	2004 2003	$ $	1.001382 1.000000	$ $	1.006681 1.001382	0.000 0.000	$ $	1.002692 1.000000	$ $	1.009963 1.002692	0.000 0.000
Small Company Stock Portfolio – Service Class(3)	2004 2003	$ $	1.351206 1.000000	$ $	1.557849 1.351206	0.000 0.000	$ $	1.352975 1.000000	$ $	1.562937 1.352975	0.000 0.000
Special Value Portfolio – Service Class(3)	2004 2003	$ $	1.295911 1.000000	$ $	1.428036 1.295911	0.000 0.000	$ $	1.297595 1.000000	$ $	1.432694 1.297595	0.000 0.000
Money Market – Initial Class(1)	2004 2003	$ $	0.987637 1.000000	$ $	0.971215 0.987637	0.000 0.000	$ $	0.988926 1.000000	$ $	0.974387 0.988926	0.000 0.000
Stock Index Fund, Inc. – Service Class(3)	2004 2003	$ $	1.203814 1.000000	$ $	1.295964 1.203814	0.000 0.000	$ $	1.205386 1.000000	$ $	1.300188 1.205386	0.000 0.000
Socially Responsible Growth – Service Class(3)	2004 2003	$ $	1.187097 1.000000	$ $	1.226842 1.187097	0.000 0.000	$ $	1.188647 1.000000	$ $	1.230861 1.188647	0.000 0.000
Core Bond Portfolio – Service Class(3)	2004 2003	$ $	1.015516 1.000000	$ $	1.033933 1.015516	0.000 0.000	$ $	1.016838 1.000000	$ $	1.037311 1.016838	0.000 0.000
Core Value Portfolio – Service Class(3)	2004 2003	$ $	1.227797 1.000000	$ $	1.334826 1.227797	0.000 0.000	$ $	1.016838 1.000000	$ $	1.339173 1.229392	0.000 0.000
Emerging Leaders Portfolio – Service Class(3)	2004 2003	$ $	1.348279 1.000000	$ $	1.501990 1.348279	0.000 0.000	$ $	1.350042 1.000000	$ $	1.506908 1.350042	0.000 0.000
Founders Discovery Portfolio – Service Class(3)	2004 2003	$ $	1.309585 1.000000	$ $	1.401293 1.309585	0.000 0.000	$ $	1.311299 1.000000	$ $	1.405870 1.311299	0.000 0.000

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	Year	2.50% (Continued)					2.30% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Founders Growth Portfolio – Service Class(3)	2004 2003	$ $	1.192504 1.000000	$ $	1.252692 1.192504	0.000 0.000	$ $	1.194057 1.000000	$ $	1.256775 1.194057	0.000 0.000
Founders International Equity Portfolio – Service Class(3)	2004 2003	$ $	1.351098 1.000000	$ $	1.617838 1.351098	0.000 0.000	$ $	1.352864 1.000000	$ $	1.623118 1.352864	0.000 0.000
MidCap Stock Portfolio – Service Class(3)	2004 2003	$ $	1.251541 1.000000	$ $	1.394676 1.251541	0.000 0.000	$ $	1.253178 1.000000	$ $	1.399235 1.253178	0.000 0.000
Technology Growth Portfolio – Service Class(3)	2004 2003	$ $	1.330119 1.000000	$ $	1.300592 1.330119	0.000 0.000	$ $	1.331857 1.000000	$ $	1.304581 1.331857	0.000 0.000

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

[THIS SPACE INTENTIONALLY LEFT BLANK]

34

	Year	2.10%					1.90%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003	$ $	1.208820 1.000000	$ $	1.371033 1.208820	0.000 0.000	$ $	1.210396 1.000000	$ $	1.375524 1.210396	0.000 0.000
Appreciation Portfolio – Service Class(3)	2004 2003	$ $	1.163795 1.000000	$ $	1.194458 1.163795	20,811.000 35,513.7054	$ $	1.165308 1.000000	$ $	1.198366 1.165308	0.000 0.000
Balanced Portfolio – Service Class(3)	2004 2003	$ $	1.121224 1.000000	$ $	1.159277 1.121224	0.000 22,759.5497	$ $	1.122687 1.000000	$ $	1.163066 1.122687	0.000 0.000
Developing Leaders Portfolio – Service Class(3)	2004 2003	$ $	1.270261 1.000000	$ $	1.381479 1.270261	8,792.000 9,179.2331	$ $	1.271926 1.000000	$ $	1.386018 1.271926	0.000 0.000
Disciplined Stock Portfolio – Service Class(3)	2004 2003	$ $	1.173295 1.000000	$ $	1.239864 1.173295	0.000 0.000	$ $	1.174828 1.000000	$ $	1.198366 1.174828	0.000 0.000
Growth and Income Portfolio – Service Class(3)	2004 2003	$ $	1.194729 1.000000	$ $	1.254536 1.194729	0.000 0.000	$ $	1.196302 1.000000	$ $	1.258666 1.196302	0.000 0.000
International Equity Portfolio – Service Class(3)	2004 2003	$ $	1.358506 1.000000	$ $	1.652425 1.358506	0.000 0.000	$ $	1.360279 1.000000	$ $	1.657837 1.360279	0.000 0.000
International Value Portfolio – Service Class(3)	2004 2003	$ $	1.374554 1.000000	$ $	1.613213 1.374554	0.000 0.000	$ $	1.376355 1.000000	$ $	1.618509 1.376355	0.000 0.000
Limited Term High Yield Portfolio – Service Class(3)	2004 2003	$ $	1.104260 1.000000	$ $	1.190307 1.104260	0.000 0.000	$ $	1.105712 1.000000	$ $	1.194203 1.105712	0.000 0.000
Quality Bond Portfolio – Service Class(3)	2004 2003	$ $	1.004010 1.000000	$ $	1.013293 1.004010	36,232.000 34,751.493	$ $	1.005320 1.000000	$ $	1.016607 1.005320	0.000 0.000
Small Company Stock Portfolio – Service Class(3)	2004 2003	$ $	1.354738 1.000000	$ $	1.568046 1.354738	0.000 0.000	$ $	1.356506 1.000000	$ $	1.573174 1.356506	0.000 0.000
Special Value Portfolio – Service Class(3)	2004 2003	$ $	1.299291 1.000000	$ $	1.437387 1.299291	0.000 0.000	$ $	1.300987 1.000000	$ $	1.442111 1.300987	0.000 0.000
Money Market – Initial Class(1)	2004 2003	$ $	0.990215 1.000000	$ $	0.977572 0.990215	0.000 0.000	$ $	0.991521 1.000000	$ $	0.980802 0.991521	0.000 0.000
Stock Index Fund, Inc. – Service Class(3)	2004 2003	$ $	1.206951 1.000000	$ $	1.304435 1.206951	19,071.000 19,884.822	$ $	1.208543 1.000000	$ $	1.308726 1.208543	0.000 0.000
Socially Responsible Growth – Service Class(3)	2004 2003	$ $	1.190202 1.000000	$ $	1.234886 1.190202	0.000 0.000	$ $	1.191759 1.000000	$ $	1.238934 1.191759	0.000 0.000
Core Bond Portfolio – Service Class(3)	2004 2003	$ $	1.018170 1.000000	$ $	1.040700 1.018170	97,061.000 117,208.991	$ $	1.019507 1.000000	$ $	1.044119 1.019507	0.000 0.000
Core Value Portfolio – Service Class(3)	2004 2003	$ $	1.230996 1.000000	$ $	1.347963 1.230996	0.000 18,036.726	$ $	1.232613 1.000000	$ $	1.347963 1.232613	0.000 0.000
Emerging Leaders Portfolio – Service Class(3)	2004 2003	$ $	1.351808 1.000000	$ $	1.511832 1.351808	8,102.000 8,805.754	$ $	1.353576 1.000000	$ $	1.516792 1.353576	0.000 0.000
Founders Discovery Portfolio – Service Class(3)	2004 2003	$ $	1.313013 1.000000	$ $	1.410479 1.313013	0.000 0.000	$ $	1.314723 1.000000	$ $	1.415086 1.314723	0.000 0.000
Founders Growth Portfolio – Service Class(3)	2004 2003	$ $	1.195620 1.000000	$ $	1.260894 1.195620	0.000 0.000	$ $	1.197191 1.000000	$ $	1.265045 1.197191	0.000 0.000
Founders International Equity Portfolio – Service Class(3)	2004 2003	$ $	1.354631 1.000000	$ $	1.628441 1.354631	0.000 0.000	$ $	1.356400 1.000000	$ $	1.633783 1.356400	0.000 0.000

35

	Year	2.10% (continued)					1.90% (continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MidCap Stock Portfolio – Service Class(3)	2004 2003	$ $	1.254809 1.000000	$ $	1.403803 1.254809	0.000 0.000	$ $	1.256448 1.000000	$ $	1.408405 1.256448	0.000 0.000
Technology Growth Portfolio – Service Class(3)	2004 2003	$ $	8,474.073 1.000000	$ $	1.309118 8,474.073	$9,337.000 1.333591	$ $	1.335341 1.000000	$ $	1.313424 1.335341	0.000 0.000

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

[THIS SPACE INTENTIONALLY LEFT BLANK]

36

	Year	1.85%					1.80%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003	$ $	1.313882 1.000000	$ $	1.493861 1.313882	0.000 0.000	$ $	1.314625 1.000000	$ $	1.495442 1.314625	0.000 0.000
Appreciation Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.164242 0.981374 1.000000	$ $ $	1.204998 1.164242 0.981374	0.000 0.000 100.000	$ $ $	1.164893 0.981440 1.000000	$ $ $	1.199111 1.164893 0.981440	163,693.000 154,874.746 100.0000
Balanced Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.162591 1.003330 1.000000	$ $ $	1.204998 1.162591 1.003330	0.000 0.000 100.000	$ $ $	1.163243 1.003398 1.000000	$ $ $	1.206268 1.163243 1.003398	0.000 0.000 100.000
Developing Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.330242 1.031439 1.000000	$ $ $	1.450263 1.330242 1.031439	0.000 0.000 100.000	$ $ $	1.330986 1.031504 1.000000	$ $ $	1.451797 1.330986 1.031504	0.000 0.000 100.000
Disciplined Stock Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.197999 0.989476 1.000000	$ $ $	1.266003 1.197999 0.989476	0.000 0.000 100.000	$ $ $	1.198668 0.989541 1.000000	$ $ $	1.269994 1.198668 0.989541	0.000 0.000 100.000
Growth and Income Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.234690 0.995174 1.000000	$ $ $	1.299686 1.234690 0.995174	0.000 0.000 100.000	$ $ $	1.235390 0.995239 1.000000	$ $ $	1.301064 1.235390 0.995239	0.000 0.000 100.000
International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.413562 1.009855 1.000000	$ $ $	1.578705 1.413562 1.009855	$0.000 0.000 100.000	$ $ $	1.414355 1.009923 1.000000	$ $ $	1.725444 1.414355 1.009923	12,526.000 14,356.056 100.000
International Value Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.341858 1.002806 1.000000	$ $ $	1.578705 1.341858 1.002806	0.000 0.000 100.000	$ $ $	1.342603 1.002874 1.000000	$ $ $	1.580366 1.342603 1.002874	13,070.000 15,140.429 100.000
Limited Term High Yield Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.360469 1.063512 1.000000	$ $ $	1.470088 1.360469 1.063512	0.000 0.000 100.000	$ $ $	1.361215 1.063577 1.000000	$ $ $	1.471613 1.361215 1.063577	13,113.000 12,736.185 100.000
Quality Bond Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.050275 1.020865 1.000000	$ $ $	1.062592 1.050275 1.020865	0.000 0.000 100.000	$ $ $	1.050868 1.020939 1.000000	$ $ $	1.063714 1.050868 1.020939	16,973.000 14,950.567 100.000
Small Company Stock Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.431866 1.022701 1.000000	$ $ $	1.661382 1.431866 1.022701	0.000 0.000 100.000	$ $ $	1.432663 1.022770 1.000000	$ $ $	1.663132 1.432663 1.022770	0.000 0.000 100.000
Special Value Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.336040 1.033119 1.000000	$ $ $	1.481681 1.336040 1.033119	0.000 0.000 100.000	$ $ $	1.336776 1.033188 1.000000	$ $ $	1.483232 1.336776 1.033188	0.000 0.000 151.000
Money Market – Initial Class(1)	2004 2003	$ $	0.987580 1.000000	$ $	0.977374 0.987580	0.000 0.000	$ $	0.988127 1.000000	$ $	0.978394 0.988127	0.000 0.000
Stock Index Fund, Inc. – Service Class(3)	2004 2003 2002	$ $ $	1.261826 1.003599 1.000000	$ $ $	1.367104 1.261826 1.003599	0.000 0.000 100.000	$ $ $	1.262528 1.003666 1.000000	$ $ $	1.368526 1.262528 1.003666	0.000 0.000 100.000
Socially Responsible Growth – Service Class(3)	2004 2003 2002	$ $ $	1.215676 0.984585 1.000000	$ $ $	1.264427 1.215676 0.984585	0.000 0.000 100.000	$ $ $	1.216341 0.984653 1.000000	$ $ $	1.265741 1.216341 0.984653	0.000 0.000 100.000

37

	Year	1.85% (Continued)					1.80% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Core Bond Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.072961 1.020236 1.000000	$ $ $	1.099405 1.072961 1.020236	0.000 0.000 100.000	$ $ $	1.073559 1.020305 1.000000	$ $ $	1.100561 1.073559 1.020305	90,922.000 76,235.108 100.000
Core Value Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.265323 1.005712 1.000000	$ $ $	1.384409 1.265323 1.005712	0.000 0.000 100.000	$ $ $	1.266034 1.005778 1.000000	$ $ $	1.385876 1.266034 1.005778	0.000 0.000 100.000
Emerging Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.532432 1.060555 1.000000	$ $ $	1.718071 1.532432 1.060555	0.000 0.000 100.000	$ $ $	1.533282 1.060623 1.000000	$ $ $	1.719857 1.533282 1.060623	44,731.000 57,173.235 100.000
Founders Discovery Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.331872 0.997491 1.000000	$ $ $	1.434257 1.331872 0.997491	0.000 0.000 100.000	$ $ $	1.332598 0.997557 1.000000	$ $ $	1.435747 1.332598 0.997557	0.000 0.000 100.000
Founders Growth Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.271252 0.990443 1.000000	$ $ $	1.343964 1.271252 0.990443	0.000 0.000 100.000	$ $ $	1.271960 0.990511 1.000000	$ $ $	1.345369 1.271960 0.990511	0.000 0.000 100.000
Founders International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.357703 1.017330 1.000000	$ $ $	1.636146 1.357703 1.017330	0.000 0.000 100.000	$ $ $	1.358456 1.017397 1.000000	$ $ $	1.637854 1.358456 1.017397	0.000 0.000 127.000
MidCap Stock Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.331565 1.031466 1.000000	$ $ $	1.493350 1.331565 1.031466	0.000 0.000 100.000	$ $ $	1.332293 1.031530 1.000000	$ $ $	1.494902 1.332293 1.031530	52,199.000 59,596.234 100.000
Technology Growth Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.488164 1.006302 1.000000	$ $ $	1.464455 1.488164 1.006302	0.000 0.000 100.000	$ $ $	1.489000 1.006373 1.000000	$ $ $	1.465997 1.489000 1.006373	0.000 0.000 100.000

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

[THIS SPACE INTENTIONALLY LEFT BLANK]

38

	Year	1.70%					1.65%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003 2002	$ $	1.316080 1.000000	$ $	1.498570 1.316080	0.000 0.000	$ $ $	1.316807 1.020031 1.000000	$ $ $	1.500132 1.316807 1.020031	0.000 0.000 100.000
Appreciation Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.166204 0.981572 1.000000	$ $ $	1.201648 1.166204 0.981572	0.000 0.000 100.000	$ $ $	1.166849 0.981639 1.000000	$ $ $	1.202921 1.166849 0.981639	0.000 0.000 100.000
Balanced Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.164540 1.003532 1.000000	$ $ $	1.208803 1.164540 1.003532	0.000 0.000 100.000	$ $ $	1.165194 1.003598 1.000000	$ $ $	1.210075 1.165194 1.003598	0.000 0.000 100.000
Developing Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.332452 1.031643 1.000000	$ $ $	1.454830 1.332452 1.031643	0.000 0.000 100.000	$ $ $	1.333202 1.031713 1.000000	$ $ $	1.456356 1.333202 1.031713	0.000 0.000 100.000
Disciplined Stock Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.199999 0.989676 1.000000	$ $ $	1.269994 1.199999 0.989676	0.000 0.000 100.000	$ $ $	1.200682 0.989744 1.000000	$ $ $	1.271346 1.200682 0.989744	0.000 22,267.784 3,591.607
Growth and Income Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.236770 0.995377 1.000000	$ $ $	1.303791 1.236770 0.995377	0.000 0.000 100.000	$ $ $	1.237454 0.995441 1.000000	$ $ $	1.305162 1.237454 0.995441	0.000 22,137.969 3,540.553
International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.415928 1.010061 1.000000	$ $ $	1.729064 1.415928 1.010061	0.000 0.000 100.000	$ $ $	1.416724 1.010125 1.000000	$ $ $	1.730892 1.416724 1.010125	0.000 0.000 100.000
International Value Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.344107 1.003009 1.000000	$ $ $	1.583710 1.344107 1.003009	0.000 0.000 100.000	$ $ $	1.344852 1.003075 1.000000	$ $ $	1.585358 1.344852 1.003075	0.000 0.000 100.000
Limited Term High Yield Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.362741 1.063723 1.000000	$ $ $	1.474712 1.362741 1.063723	0.000 0.000 100.000	$ $ $	1.363513 1.003075 1.000000	$ $ $	1.476278 1.363513 1.003075	0.000 0.000 100.000
Quality Bond Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.052044 1.021072 1.000000	$ $ $	1.065953 1.052044 1.021072	0.000 0.000 100.000	$ $ $	1.052625 1.021145 1.000000	$ $ $	1.067065 1.052625 1.021145	0.000 0.000 100.000
Small Company Stock Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.434260 1.022904 1.000000	$ $ $	1.666620 1.434260 1.022904	0.000 0.000 100.000	$ $ $	1.435056 1.022975 1.000000	$ $ $	1.668382 1.435056 1.022975	0.000 0.000 100.000
Special Value Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.338284 1.033329 1.000000	$ $ $	1.486362 1.338284 1.033329	0.000 0.000 100.000	$ $ $	1.339019 1.033397 1.000000	$ $ $	1.487908 1.339019 1.033397	0.000 0.000 151.000
Money Market – Initial Class(1)	2004 2003 2002	$ $	0.989235 1.000000	$ $	0.980468 0.989235	0.000 0.000	$ $ $	0.989783 0.999153 1.000000	$ $ $	0.981486 0.989783 0.999153	0.000 0.000 100.000
Stock Index Fund, Inc. – Service Class(3)	2004 2003 2002	$ $ $	1.263942 1.003800 1.000000	$ $ $	1.371412 1.263942 1.003800	0.000 0.000 100.000	$ $ $	1.264655 1.003871 1.000000	$ $ $	1.372873 1.264655 1.003871	0.000 21,848.148 3,536.894
Socially Responsible Growth – Service Class(3)	2004 2003 2002	$ $ $	1.217703 0.984784 1.000000	$ $ $	1.268404 1.217703 0.984784	0.000 0.000 100.000	$ $ $	1.218374 0.984848 1.000000	$ $ $	1.269731 1.218374 0.984848	0.000 0.000 100.000

39

	Year	1.70% (Continued)					1.65% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Core Bond Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.074769 1.020444 1.000000	$ $ $	1.102885 1.074769 1.020444	0.000 0.000 100.000	$ $ $	1.075359 1.020511 1.000000	$ $ $	1.104035 1.075359 1.020511	0.000 0.000 100.000
Core Value Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.267446 1.005913 1.000000	$ $ $	1.388793 1.267446 1.005913	0.000 0.000 100.000	$ $ $	1.268159 1.005982 1.000000	$ $ $	1.390256 1.268159 1.005982	0.000 0.000 100.000
Emerging Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.535007 1.060773 1.000000	$ $ $	1.723500 1.535007 1.060773	0.000 0.000 100.000	$ $ $	1.535860 1.060843 1.000000	$ $ $	1.725301 1.535860 1.060843	0.000 0.000 100.000
Founders Discovery Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.334101 0.997691 1.000000	$ $ $	1.438777 1.334101 0.997691	0.000 0.000 100.000	$ $ $	1.334841 0.997761 1.000000	$ $ $	1.440292 1.334841 0.997761	0.000 0.000 100.000
Founders Growth Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.273375 0.990639 1.000000	$ $ $	1.348192 1.273375 0.990639	0.000 0.000 100.000	$ $ $	1.274102 0.990709 1.000000	$ $ $	1.349630 1.274102 0.990709	0.000 0.000 100.000
Founders International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.359974 1.017532 1.000000	$ $ $	1.641301 1.359974 1.017532	0.000 0.000 100.000	$ $ $	1.360744 1.017599 1.000000	$ $ $	1.643048 1.360744 1.017599	0.000 0.000 127.000
MidCap Stock Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.333778 1.031669 1.000000	$ $ $	1.498031 1.333778 1.031669	0.0000 0.000 100.000	$ $ $	1.334534 1.031740 1.000000	$ $ $	1.499628 1.334534 1.031740	0.000 21,561.245 3,490.318
Technology Growth Portfolio – Service Class(3)	2004 2003 2002	$ $ $	1.490650 1.006508 1.000000	$ $ $	1.469064 1.490650 1.006508	0.000 0.000 100.000	$ $ $	1.491485 1.006573 1.000000	$ $ $	1.470618 1.491485 1.006573	0.000 0.000 100.000

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

[THIS SPACE INTENTIONALLY LEFT BLANK]

40

	Year	1.50%					1.45%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003 2002	$ $	1.213582 1.000000	$ $	1.384583 1.213582	0.000 0.000	$ $ $	1.089233 0.842088 1.000000	$ $ $	1.243330 1.089233 0.842088	81,161.000 87,834.487 25,426.568
Appreciation Portfolio – Service Class(3)	2004 2003 2002	$ $	1.168378 1.000000	$ $	1.206280 1.168378	7,963.000 6,650.915	$ $ $	0.996304 0.836505 1.000000	$ $ $	1.029121 0.996304 0.836505	4,493,384.000 5,096,031.028 2,343,816.217
Balanced Portfolio – Service Class(3)	2004 2003 2002	$ $	1.125646 1.000000	$ $	1.170739 1.125646	0.000 0.000	$ $ $	1.012701 0.870539 1.000000	$ $ $	1.053787 1.012701 0.870539	983,377.000 927,200.366 545,868.219
Developing Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $	1.275264 1.000000	$ $	1.395136 1.275264	0.000 0.000	$ $ $	0.968686 0.748154 1.000000	$ $ $	1.090274 0.968686 0.748154	765,068.000 972,325.464 469,631.102
Disciplined Stock Portfolio – Service Class(3)	2004 2003 2002	$ $	1.177910 1.000000	$ $	1.249083 1.177910	0.000 0.000	$ $ $	0.983529 0.809156 1.000000	$ $ $	1.043464 0.983529 0.809156	515,320.000 605,271.094 305,292.960
Growth and Income Portfolio – Service Class(3)	2004 2003 2002	$ $	1.199436 1.000000	$ $	1.266944 1.199436	0.000 0.000	$ $ $	0.971411 0.779892 1.000000	$ $ $	1.026593 0.971411 0.779892	1,279,084.000 1,196,807.938 775,032.170
International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $	1.363860 1.000000	$ $	1.668769 1.363860	0.000 0.000	$ $ $	1.126730 0.801779 1.000000	$ $ $	1.379292 1.126730 0.801779	227,167.000 457,894.273 231,505.748
International Value Portfolio – Service Class(3)	2004 2003 2002	$ $	1.379972 1.000000	$ $	1.629166 1.379972	0.000 0.000	$ $ $	1.075381 0.800507 1.000000	$ $ $	1.270199 1.075381 0.800507	480,389.000 593,336.141 277,264.703
Limited Term High Yield Portfolio – Service Class(3)	2004 2003 2002	$ $	1.108615 1.000000	$ $	1.202084 1.108615	0.000 0.000	$ $ $	1.097017 0.854200 1.000000	$ $ $	1.190094 1.097017 0.854200	654,064.000 657,813.010 304,855.969
Quality Bond Portfolio – Service Class(3)	2004 2003 2002	$ $	1.007968 1.000000	$ $	1.023317 1.007968	30,524.000 29,228.144	$ $ $	1.078138 1.043839 1.000000	$ $ $	1.095092 1.078138 1.043839	3,355,387.000 3,712,795.332 2,231,989.027
Small Company Stock Portfolio – Service Class(3)	2004 2003 2002	$ $	1.360069 1.000000	$ $	1.583532 1.360069	12,623.000 13,208.519	$ $ $	1.089128 0.774856 1.000000	$ $ $	1.268706 1.089128 0.774856	430,419.000 342,149.006 47,982.378
Special Value Portfolio – Service Class(3)	2004 2003 2002	$ $	1.304416 1.000000	$ $	1.451615 1.304416	0.000 0.000	$ $ $	1.073475 0.826835 1.000000	$ $ $	1.195196 1.073475 0.826835	368,033.000 346,849.328 264,523.874
Money Market – Initial Class(1)	2004 2003 2002	$ $	0.994129 1.000000	$ $	0.987257 0.994129	0.000 0.000	$ $ $	0.991945 0.999366 1.000000	$ $ $	0.985577 0.991945 0.999366	574,496.000 827,783.466 395,266.354
Stock Index Fund, Inc. – Service Class(3)	2004 2003 2002	$ $	1.211705 1.000000	$ $	1.317332 1.211705	20,385.000 19,730.830	$ $ $	1.020708 0.808638 1.000000	$ $ $	1.110229 1.020708 0.808638	2,658,462.000 2,679,945.470 1,319,378.010
Socially Responsible Growth – Service Class(3)	2004 2003 2002	$ $	1.194894 1.000000	$ $	1.247105 1.194894	0.000 0.000	$ $ $	0.933524 0.753110 1.000000	$ $ $	0.0974799 0.933524 0.753110	142,197.000 146,367.909 97,137.681

41

	Year	1.50% (Continued)					1.45% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Core Bond Portfolio – Service Class(3)	2004 2003 2002	$ $	1.022199 1.000000	$ $	1.051026 1.022199	0.000 0.000	$ $ $	1.093401 1.035593 1.000000	$ $ $	1.124769 1.093401 1.035593	3,902,748.000 4,514,264.064 1,959,415.860
Core Value Portfolio – Service Class(3)	2004 2003 2002	$ $	1.235847 1.000000	$ $	1.356839 1.235847	0.000 0.000	$ $ $	1.005558 0.796103 1.000000	$ $ $	1.104555 1.005558 0.796103	3,431,452.000 3,918,930.027 1,902,726.726
Emerging Leaders Portfolio – Service Class(3)	2004 2003 2002	$ $	1.357125 1.000000	$ $	1.526778 1.357125	4,194.000 3,546.617	$ $ $	1.115011 0.768636 1.000000	$ $ $	1.255021 1.115011 0.768636	1,237,964.000 1,578,895.353 671,114.659
Founders Discovery Portfolio – Service Class(3)	2004 2003 2002	$ $	1.318174 1.000000	$ $	1.424414 1.318174	0.000 0.000	$ $ $	0.948477 0.707576 1.000000	$ $ $	1.025426 0.948477 0.707576	47,426.000 50,849.797 18,117.954
Founders Growth Portfolio – Service Class(3)	2004 2003 2002	$ $	1.200332 1.000000	$ $	1.273370 1.200332	0.000 0.000	$ $ $	0.977150 0.758319 1.000000	$ $ $	1.037121 0.977150 0.758319	87,872.000 81,812.850 42,078.619
Founders International Equity Portfolio – Service Class(3)	2004 2003 2002	$ $	1.359967 1.000000	$ $	1.644536 1.359967	0.000 0.000	$ $ $	1.008812 0.752941 1.000000	$ $ $	1.220496 1.008812 0.752941	84,864.000 75,859.136 33,854.590
MidCap Stock Portfolio – Service Class(3)	2004 2003 2002	$ $	1.259751 1.000000	$ $	1.417690 1.259751	0.000 0.000	$ $ $	1.040589 0.802907 1.000000	$ $ $	1.171625 1.040589 0.802907	1,471,094.000 1,575,596.686 857,601.259
Technology Growth Portfolio – Service Class(3)	2004 2003 2002	$ $	1.338854 1.000000	$ $	1.322071 1.338854	0.000 0.000	$ $ $	1.045556 0.704242 1.000000	$ $ $	1.032968 1.045556 0.704242	484,458.000 535,884.349 226,689.487

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

[THIS SPACE INTENTIONALLY LEFT BLANK]

42

	Year	1.40%					1.30%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)	2004 2003 2002						$ $ $	1.091940 0.842931 1.000000	$ $ $	1.248282 1.091940 0.842931	47,357.000 43,548.632 55,649.635
Appreciation Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	33.140811 27.812 33.933 37.729	$ $ $ $	34.249546 33.140811 27.812 33.933	1,078,182.000 1,203,718.062 1,287,152.473 731,798.395	$ $ $	0.998754 0.837329 1.000000	$ $ $	1.033187 0.998754 0.837329	3,211,030.000 3,442,054.087 1,152,464.949
Balanced Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	12.514629 10.752 12.923 14.533	$ $ $ $	13.028796 12.514629 10.752 12.923	1,414,935.000 1,611,287.034 1,847,363.68 1,100,499.219	$ $ $	1.015191 0.748900 1.000000	$ $ $	1.057945 1.015191 0.871400	888,975.000 685,558.946 291,702.227
Developing Leaders Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	83.135053 64.177 80.652 86.109	$ $ $ $	91.039643 83.135053 64.177 80.652	89,304.000 102,665.847 118,808.669 57,268.440	$ $ $	0.971085 0.748900 1.000000	$ $ $	1.064476 0.971085 0.748900	662,380.000 597,001.992 265,683.254
Disciplined Stock Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	15.800592 12.993 17.049 20.256	$ $ $ $	16.771777 15.800592 12.993 17.049	454,125.000 486,390.078 559,134.996 384,844.742	$ $ $	0.985974 0.809960 1.000000	$ $ $	1.047613 0.985974 0.809960	351,581.000 341,668.487 215,701.982
Growth and Income Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	27.111778 21.756 29.595 32.284	$ $ $ $	28.666082 27.111778 21.756 29.595	706,302.000 771,900.341 833,823.358 503,479.557	$ $ $	0.973826 0.780676 1.000000	$ $ $	1.030669 0.973826 0.780676	576,194.000 666,792.985 480,758.647
International Equity Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	16.710433 11.885 14.381 20.866	$ $ $ $	20.466423 16.710433 11.885 14.381	158,242.000 142,361.331 138,700.796 110,400.612	$ $ $	1.129519 0.802572 1.000000	$ $ $	1.384779 1.129519 0.802572	134,601.000 154,826.113 62,516.133
International Value Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	14.059011 10.460 12.088 13.994	$ $ $ $	16.614190 14.059011 10.460 12.088	370,544.000 355,239.803 353,503.947 170,087.266	$ $ $	1.078034 0.801301 1.000000	$ $ $	1.275222 1.078034 0.801301	392,995.000 432,606.442 197,462.003
Limited Term High Yield Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	9.933428 7.731 9.024 9.609	$ $ $ $	10.781527 9.933428 7.731 9.024	632,306.000 731,475.946 500,704.266 271,205.510	$ $ $	1.099737 0.855051 1.000000	$ $ $	1.194806 1.099737 0.855051	430,665.000 325,989.021 327,769.046
Quality Bond Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	19.760442 19.122 18.042 17.410	$ $ $ $	20.081126 19.760442 19.122 18.042	1,719,663.000 1,951,639.872 2,265,254.374 1,074,818.006	$ $ $	1.080807 1.044870 1.000000	$ $ $	1.099429 1.080807 1.044870	4,757,185.000 5,082,325.772 1,960,946.036
Small Company Stock Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	15.054384 10.705 13.551 13.456	$ $ $ $	17.545253 15.054384 10.705 13.551	273,454.000 292,380.671 261,523.837 137,822.098	$ $ $	1.091817 0.775624 1.000000	$ $ $	1.273739 1.091817 0.775624	227,731.000 227,321.864 155,197.835
Special Value Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	17.532663 13.498 16.163 17.357	$ $ $ $	19.530450 17.532663 13.498 16.163	223,492.000 248,762.475 250,961.697 148,932.102	$ $ $	1.076125 0.827655 1.000000	$ $ $	1.199933 1.076125 0.827655	135,077.000 130,960.684 80,960.001

43

	Year	1.40% (Continued)					1.30% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Money Market – Initial Class(1)	2004 2003 2002						$ $ $	0.994396 1.000352 1.000000	$ $ $	0.989478 0.994396 1.000352	518,366.000 818,219.148 385,823.081
Stock Index Fund, Inc. – Service Class(3)	2004 2003 2002 2001	$ $ $ $	39.352722 31.161 40.797 48.054	$ $ $ $	42.825485 39.352722 31.161 40.797	851,824.000 938,076.588 995,839.139 553,642.667	$ $ $	1.023219 0.809430 1.000000	$ $ $	1.114620 1.023219 0.809430	2,767,334.000 2,406,711.640 871,193.095
Socially Responsible Growth – Service Class(3)	2004 2003 2002 2001	$ $ $ $	25.451736 20.523 29.367 40.334	$ $ $ $	26.590087 25.451736 20.523 29.367	266,754.000 296,580.120 323,312.675 247,846.709	$ $ $	0.935828 0.753859 1.000000	$ $ $	0.978656 0.935828 0.753859	232,538.000 215,521.606 95,486.763
Core Bond Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	12.332697 11.675 11.086 10.877	$ $ $ $	12.692848 12.332697 11.675 11.086	2,899,961.000 3,263,399.770 3,719,163.217 2,095,855.394	$ $ $	1.096127 1.036628 1.000000	$ $ $	1.129251 1.096127 1.036628	1,826,314.000 2,164,087.310 967,861.480
Core Value Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	11.185612 8.851 11.703 11.989	$ $ $ $	12.292854 11.185612 8.851 11.703	2,610,969.000 2,961,976.471 3,170,761.237 1,644,988.805	$ $ $	1.008051 0.796894 1.000000	$ $ $	1.108933 1.008051 0.796894	2,195,500.000 2,193,220.004 983,770.185
Emerging Leaders Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	14.965385 10.311 13.077 11.890	$ $ $ $	16.852871 14.965385 10.311 13.077	600,867.000 682,057.859 693,421.072 302,977.532	$ $ $	1.117755 0.769399 1.000000	$ $ $	1.259978 1.117755 0.769399	568,849.000 525,358.869 276,334.131
Founders Discovery Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	5.286784 3.942 5.987 7.201	$ $ $ $	5.718526 5.286784 3.942 5.987	462,543.000 522,523.371 545,060.313 386,833.093	$ $ $	0.950830 0.708281 1.000000	$ $ $	1.029497 0.950830 0.708281	134,241.000 89,862.199 18,308.682
Founders Growth Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	6.681386 5.183 7.320 9.574	$ $ $ $	7.094931 6.681386 5.183 7.320	650,464.000 750,152.240 737,655.707 498,157.518	$ $ $	0.979568 0.759074 1.000000	$ $ $	1.041229 0.979568 0.759074	249,407.000 168,293.362 97,920.568
Founders International Equity Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	7.569716 5.645 7.867 11.473	$ $ $ $	9.162687 7.569716 5.645 7.867	218,730.000 233,357.854 250,755.796 177,003.733	$ $ $	1.011312 0.753694 1.000000	$ $ $	1.225345 1.011312 0.753694	92,814.000 86,265.011 53,635.649
MidCap Stock Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	11.969158 9.231 10.715 10.832	$ $ $ $	13.483092 11.969158 9.231 10.715	1,272,820.000 1,559,798.923 1,593,930.290 837,658.891	$ $ $	1.043162 0.803700 1.000000	$ $ $	1.176271 1.043162 0.803700	1,028,138.000 912,997.391 535,717.020
Technology Growth Portfolio – Service Class(3)	2004 2003 2002 2001	$ $ $ $	6.438464 4.335 7.274 12.401	$ $ $ $	6.364074 6.438464 4.335 7.274	947,014.000 1,011,216.368 1,080,609.769 967,986.322	$ $ $	1.048150 0.704948 1.000000	$ $ $	1.037076 1.048150 0.704948	262,023.000 172,388.483 93,573.701

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.

44

	Year	1.40%
Subaccount		Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(7)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	11.072522 8.556 11.157 13.736 15.422 11.35 10.00	$ $ $ $ $ $ $	12.645276 11.072522 8.556 11.157 13.736 15.422 11.35	1,944,521.000 2,279,895.239 2,689,539.614 3,352,423.693 3,644,221.142 2,963,758.863 1,634,054.907
Appreciation Portfolio – Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	33.422396 27.969 34.053 38.077 38.862 35.36 27.532 21.802 17.610 13.373	$ $ $ $ $ $ $ $ $ $	34.622873 33.422396 27.969 34.053 38.077 38.862 35.36 27.532 21.802 17.610	4,340,754.000 5,195,190.333 6,064,087.558 7,366,868.292 8,193,471.439 8,513,807.354 8,121,246.029 6,447,159.634 3,665,146.389 2,077,029.504
Balanced Portfolio – Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	12.575061 10.792 12.949 14.450 15.101 14.16 11.738 10.000	$ $ $ $ $ $ $ $	13.100393 12.575061 10.792 12.949 14.450 15.101 14.16 11.738	3,662,879.000 4,265,359.613 4,821,459.890 5,964,638.892 5,776,345.909 4,426,908.448 2,280,501.753 647,855.304
Developing Leaders Portfolio – Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	83.858469 64.569 80.956 87.446 78.255 64.44 67.668 58.773 51.121 40.064	$ $ $ $ $ $ $ $ $ $	92.075988 83.858469 64.569 80.956 87.446 78.255 64.44 67.668 58.773 51.121	1,053,370.000 1,256,012.232 1,495,667.076 1,755,966.852 2,018,390.168 2,096,729.991 2,615,765.058 2,954,842.907 2,736,720.675 2,155,879.198
Disciplined Stock Portfolio – Initial Class(5)	2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	15.884955 13.039 17.086 19.977 22.295 19.09 15.272 11.776 10.00	$ $ $ $ $ $ $ $ $	16.897988 15.884955 13.039 17.086 19.977 22.295 19.09 15.272 11.776	3,281,363.000 3,858,676.227 4,675,616.303 5,890,686.117 6,539,032.706 5,856,978.740 4,753,022.290 2,278,146.352 618,809.191

45

	Year	1.40% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units
Growth and Income Portfolio – Initial Class(4)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	27.287406 21.861 29.686 31.974 33.694 29.23 26.509 23.131 19.426 12.167	$ $ $ $ $ $ $ $ $ $	28.919251 27.287406 21.861 29.686 31.974 33.694 29.23 26.509 23.131 19.426	3,208,623.000 3,953,385.811 4,679,209.677 5,926,304.581 6,432,258.706 6,548,394.692 7,270,897.396 7,480,387.355 6,332,649.215 2,565,038.589
International Equity Portfolio – Initial Class(4)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	16.840959 11.951 14.416 20.643 25.038 15.89 15.422 14.267 12.964 12.240	$ $ $ $ $ $ $ $ $ $	20.689400 16.840959 11.951 14.416 20.643 25.038 15.89 15.422 14.267 12.964	1,341,234.000 1,528,041.258 1,803,441.127 2,253,497.876 2,629,168.557 2,296,712.753 2,456,885.911 2,176,230.247 1,480,395.223 530,374.642
International Value Portfolio – Initial Class(5)	2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	14.046184 10.445 12.067 14.101 14.846 11.78 10.982 10.244 10.00	$ $ $ $ $ $ $ $ $	16.625294 14.046184 10.445 12.067 14.101 14.846 11.78 10.982 10.244	972,539.000 983,345.859 1,135,394.813 1,164,395.489 1,377,476.194 1,432,408.023 1,380,692.935 1,047,389.002 230,868.491
Limited Term High Yield Portfolio – Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	9.928779 7.745 9.028 9.428 10.422 10.73 10.852 10.000	$ $ $ $ $ $ $ $	10.780495 9.928779 7.745 9.028 9.428 10.422 10.73 10.852	1,825,331.000 2,112,043.888 2,126,437.981 2,748,955.097 3,514,966.504 5,300,351.762 6,458,312.119 2,424,231.798
Quality Bond Portfolio – Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	19.903122 19.231 18.095 17.199 15.683 15.88 15.260 14.142 13.908 11.710	$ $ $ $ $ $ $ $ $ $	20.288656 19.903122 19.231 18.095 17.199 15.683 15.88 15.260 14.142 13.908	3,046,514.000 3,890,535.749 4,901,782.851 4,966,205.213 4,333,498.116 5,010,813.856 5,030,446.431 4,020,220.452 3,072,774.847 2,052,313.888

46

Subaccount	Year	1.40% (Continued)
		Beginning AUV		Ending AUV		# Units
Small Company Stock Portfolio – Initial Class(5)	2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	15.176147 10.766 13.597 14.003 13.083 11.99 12.935 10.772 10.00	$ $ $ $ $ $ $ $ $	17.737746 15.176147 10.766 13.597 14.003 13.083 11.99 12.935 10.772	1,146,640.000 1,258,255.906 1,244,505.619 1,479,035.551 1,666,683.284 1,665,730.260 2,111,028.689 1,604,089.554 543,949.419
Special Value Portfolio – Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	17.581567 13.532 16.197 17.848 17.122 16.19 14.185 11.682 12.292 12.496	$ $ $ $ $ $ $ $ $ $	19.605942 17.581567 13.532 16.197 17.848 17.122 16.19 14.185 11.682 12.292	969,617.000 1,209,413.611 1,372,011.626 1,678,906.413 1,959,903.631 2,347,756.875 2,764,173.241 2,649,561.005 1,232,530.711 1,288,429.555
Money Market – Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	1.340330 1.3497 1.349 1.316 1.258 1.22 1.175 1.132 1.093 1.048	$ $ $ $ $ $ $ $ $ $	1.332390 1.340330 1.3497 1.349 1.316 1.258 1.22 1.175 1.132 1.093	40,261,346.000 53,137,961.912 77,153,614.929 81,225,135.541 59,855,370.259 64,761,299.670 53,939,642.196 42,660,950.364 38,983,053.941 31,807,563.947
Stock Index Fund, Inc. – Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	39.671542 31.34 40.930 47.264 52.828 44.42 35.128 26.791 22.172 16.437	$ $ $ $ $ $ $ $ $ $	43.285226 39.671542 31.34 40.930 47.264 52.828 44.42 35.128 26.791 22.172	3,149,253.000 3,648,176.310 4,126,592.432 5,101,627.890 5,610,267.635 5,113,716.960 4,443,711.383 3,357,236.245 2,030,280.057 977,271.816

47

Subaccount	Year	1.40% (Continued)
		Beginning AUV		Ending AUV		# Units
Socially Responsible Growth – Initial Class(3)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	25.662502 20.651 29.472 38.602 43.996 34.30 26.879 21.221 17.752 13.377	$ $ $ $ $ $ $ $ $ $	26.878966 25.662502 20.651 29.472 38.602 43.996 34.30 26.879 21.221 17.752	1,388,317.000 1,679,623.544 2,085,657.987 2,795,959.566 3,085,982.201 2,399,067.265 1,744,708.001 1,335,814.063 708,680.320 295,077.936
Core Bond Portfolio – Initial Class(10)	2004 2003 2002 2001 2000	$ $ $ $ $	12.350118 11.674 11.095 10.762 10.00	$ $ $ $ $	12.732053 12.350118 11.674 11.095 10.762	1,568,866.000 2,010,074.248 2,250,537.092 1,854,166.941 401,440.673
Core Value Portfolio – Initial Class(7)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	11.213553 8.854 11.703 12.120 10.967 9.29 10.00	$ $ $ $ $ $ $	12.340986 11.213553 8.854 11.703 12.120 10.967 9.29	2,409,688.000 2,399,640.235 2,611,095.265 2,768,228.725 1,671,632.569 618,554.557 95,759.521
Emerging Leaders Portfolio – Initial Class(10)	2004 2003 2002 2001 2000	$ $ $ $ $	15.061576 10.346 13.091 12.209 10.00	$ $ $ $ $	16.994593 15.061576 10.346 13.091 12.209	859,017.000 895,298.443 825,512.979 764,463.997 237,691.634
Founders Discovery Portfolio – Initial Class(10)	2004 2003 2002 2001 2000	$ $ $ $ $	5.310616 3.954 6.005 7.474 10.00	$ $ $ $ $	5.753754 5.310616 3.954 6.005 7.474	1,259,394.000 1,382,341.503 1,557,682.226 1,976,068.628 1,566,915.606
Founders Growth Portfolio – Initial Class(8)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	6.687426 5.189 7.333 9.299 12.632 10.00	$ $ $ $ $ $	7.112878 6.687426 5.189 7.333 9.299 12.632	1,922,977.000 2,142,526.497 2,390,883.718 2,947,769.953 2,497,719.994 209,797.215
Founders International Equity Portfolio – Initial Class(9)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	7.563312 5.647 7.860 11.317 13.894 10.00	$ $ $ $ $ $	9.162708 7.563312 5.647 7.860 11.317 13.894	680,739.000 726,824.196 763,674.604 988,311.468 889,774.353 51,377.647

48

Subaccount	Year	1.40% (Continued)
		Beginning AUV		Ending AUV		# Units
MidCap Stock Portfolio – Initial Class(7)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	12.024296 9.256 10.726 11.244 10.529 9.63 10.00	$ $ $ $ $ $ $	13.574236 12.024296 9.256 10.726 11.244 10.529 9.63	2,549,132.000 2,733,761.281 2,754,004.474 2,863,076.333 2,352,335.934 677,575.571 467,292.833
Technology Growth Portfolio – Initial Class(9)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	6.498373 4.365 7.305 11.078 15.383 10.00	$ $ $ $ $ $	6.437911 6.498373 4.365 7.305 11.078 15.383	5,095,148.000 6,009,063.878 6,505,016.042 8,574,826.108 9,024,925.748 2,898,342.133

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception April 5, 1993.
(3)	Sub-Account inception October 7, 1993.
(4)	Sub-Account inception December 15, 1994.
(5)	Sub-Account inception May 1, 1996
(6)	Sub-Account inception May 1, 1997.
(7)	Sub-Account inception May 1, 1998.
(8)	Sub-Account inception May 3, 1999.
(9)	Sub-Account inception October 1, 1999.
(10)	Sub-Account inception May 1, 2000

[THIS SPACE INTENTIONALLY LEFT BLANK]

49

FINANCIAL STATEMENTS AND SCHEDULES –

STATUTORY BASIS

Transamerica Occidental Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Occidental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2003 Transamerica Occidental Life Insurance Company changed its accounting policy for derivative instruments. Also as described in Note 2 to the financial statements, in 2002 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

Transamerica Occidental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Bonds	$17,232,774	$15,066,244
Preferred stocks:
Affiliated entities	59,347	7,534
Other	80,978	78,726
Common stocks:
Affiliated entities (cost: 2004– $838,752; 2003– $838,189)	958,542	1,225,522
Other (cost: 2004 – $192,665; 2003 – $139,500)	226,390	163,831
Mortgage loans on real estate	3,138,238	2,656,834
Real estate, at cost (land)	186	186
Policy loans	387,376	390,670
Cash and short-term investments	378,693	552,752
Receivables for securities	579	1,198
Other invested assets	1,030,330	944,760

Total cash and invested assets	23,493,433	21,088,257

Federal and foreign income tax recoverable	5,099	107,707
Net deferred income tax asset	94,585	110,202
Accrued investment income	276,707	204,950
Premiums deferred and uncollected	272,642	144,033
Reinsurance receivable	212,963	249,380
Receivable from parent, subsidiaries and affiliates	146,751	108,073
Accounts receivable	98,672	124,230
General agents pension fund	63,705	60,777
Funds withheld by affiliates under reinsurance treaties	—	849,774
Other admitted assets	173,506	85,294
Separate account assets	3,361,957	3,441,820

Total admitted assets	$28,200,020	$26,574,497

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,705,323	$6,471,583
Annuity	4,973,396	3,664,395
Accident and health	137,021	107,463
Liability for deposit-type contracts	7,510,594	5,601,934
Policy and contract claim reserves:
Life	269,235	185,692
Accident and health	82,883	78,045
Other policyholders’ funds	15,089	14,898
Municipal reverse repurchase agreements	651,249	507,380
Remittances and items not allocated	223,137	238,867
Short-term notes payable to affiliates	—	141,300
Asset valuation reserve	275,068	207,631
Interest maintenance reserve	245,407	240,176
Funds held under coinsurance and other reinsurance treaties	500,209	2,720,039
Reinsurance in unauthorized reinsurers	49,061	35,410
Commissions and expense allowances payable on reinsurance assumed	53,516	40,108
Payable for securities	99,475	582,772
Securities lending liability	63,497	57,262
Transfers to separate accounts due or accrued	(39,318)	(55,590)
Other liabilities	341,345	260,738
Separate account liabilities	3,301,772	3,322,613

Total liabilities	25,457,959	24,422,716

Capital and surplus:
Common stock, $12.50 per share par value, 4,000,000 shares authorized, 1,103,467 issued and outstanding	13,793	13,793
Preferred stock, $12.50 per share par value, 4,000,000 shares authorized, 1,103,466 issued and outstanding (total liquidation value - $825,000)	13,793	13,793
Surplus notes	200,000	200,000
Paid-in surplus	1,668,279	1,168,279
Unassigned surplus	846,196	755,916

Total capital and surplus	2,742,061	2,151,781

Total liabilities and capital and surplus	$28,200,020	$26,574,497

See accompanying notes.

Transamerica Occidental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$726,451	$1,304,728	$1,202,857
Annuity	632,158	346,140	747,213
Accident and health	50,258	38,390	42,426
Net investment income	1,483,844	1,028,923	1,052,416
Amortization of interest maintenance reserve	19,958	14,812	714
Commissions and expense allowances on reinsurance ceded	636,706	463,938	301,824
Income from fees associated with investment management, administration and contract guarantees for separate accounts	29,275	32,088	38,359
Modified coinsurance reserve adjustment	(196,010)	13,686	225,067
Consideration on reinsurance recapture	1,497,553	—	3,000
Other income	89,457	31,051	12,976

	4,969,650	3,273,756	3,626,852
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	661,558	583,781	510,349
Surrender benefits	978,482	698,192	1,049,760
Other benefits	497,291	614,160	616,594
Increase (decrease) in aggregate reserves for policies and contracts:
Life	233,740	625,008	645,634
Annuity	162,514	(54,976)	(105,336)
Accident and health	29,558	29,867	3,562

	2,563,143	2,496,032	2,720,563
Insurance expenses:
Commissions	613,509	562,203	451,204
General insurance expenses	222,871	213,245	225,659
Taxes, licenses and fees	45,496	47,842	41,260
Net transfer from separate accounts	(201,061)	(181,292)	(238,754)
Modified coinsurance interest adjustment	(197,519)	(81,858)	325,866
Reinsurance reserve recapture	1,488,718	—	3,000
Other	(40,504)	(26,555)	(15,129)

	1,931,510	533,585	787,106

Total benefits and expense	4,494,653	3,029,617	3,507,669

Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	474,997	244,139	119,183

Transamerica Occidental Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Dividends to policyholders	$17,017	$16,243	$2,025

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	457,980	227,896	117,158
Federal income tax expense (benefit)	(39,627)	18,330	41,008

Gain from operations before net realized capital gains (losses) on investments	497,607	209,566	76,150
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred from/to interest maintenance reserve)	33,241	(38,459)	(140,670)

Net income (loss)	$530,848	$171,107	$(64,520)

See accompanying notes.

Transamerica Occidental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$27,587	$—	$—	$889,600	$1,142,334	$2,059,521
Cumulative effect of change in accounting principle	—	—	—	—	(108,739)	(108,739)
Net loss	—	—	—	—	(64,520)	(64,520)
Change in non-admitted assets	—	—	—	—	(48,268)	(48,268)
Change in unrealized capital gains/loses	—	—	—	—	(114,321)	(114,321)
Change in asset valuation reserve	—	—	—	—	62,992	62,992
Change in liability for reinsurance in unauthorized companies	—	—	—	—	63,980	63,980
Change in surplus in separate accounts	—	—	—	—	(34,133)	(34,133)
Change in net deferred income tax asset	—	—	—	—	83,357	83,357
Change in reserve on account of change in valuation basis	—	—	—	—	12,510	12,510
Issuance of surplus notes	—	—	200,000	—	—	200,000
Change in surplus due to reinsurance	—	—	—	—	(22,174)	(22,174)
Capital contribution	—	—	—	278,679	—	278,679

Balance at December 31, 2002	27,587	—	200,000	1,168,279	973,018	2,368,884
Net income	—	—	—	—	171,107	171,107
Change in non-admitted assets	—	—	—	—	39,048	39,048
Change in unrealized capital gains/losses	—	—	—	—	8,367	8,367
Change in asset valuation reserve	—	—	—	—	(91,316)	(91,316)
Dividend to stockholder	—	—	—	—	(250,000)	(250,000)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(21,581)	(21,581)
Change in surplus in separate accounts	—	—	—	—	25,978	25,978
Change in net deferred income tax asset	—	—	—	—	(69,945)	(69,945)
Change in surplus due to reinsurance	—	—	—	—	(28,761)	(28,761)
Redemption of common stock and issuance of preferred stock	(13,794)	13,793	—	—	1	—

Balance at December 31, 2003	13,793	13,793	200,000	1,168,279	755,916	2,151,781
Capital contribution	—	—	—	500,000	—	500,000
Net income	—	—	—	—	530,848	530,848
Change in non-admitted assets	—	—	—	—	(103,376)	(103,376)
Change in unrealized capital gains/losses	—	—	—	—	(273,795)	(273,795)
Change in asset valuation reserve	—	—	—	—	(67,437)	(67,437)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,651)	(13,651)
Change in surplus in separate accounts	—	—	—	—	(27,670)	(27,670)
Change in net deferred income tax asset	—	—	—	—	65,212	65,212
Change in surplus due to reinsurance	—	—	—	—	(21,742)	(21,742)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	1,891	1,891

Balance at December 31, 2004	$13,793	$13,793	$200,000	$1,668,279	$846,196	$2,742,061

See accompanying notes.

Transamerica Occidental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Operating activities
Premiums collected, net of reinsurance	$1,282,799	$1,738,204	$2,044,414
Net investment income received	1,438,121	1,017,933	1,065,669
Miscellaneous income	2,207,477	718,004	373,284
Benefit and loss related payments	(872,813)	(2,056,715)	(2,055,224)
Net transfers from separate accounts	232,462	267,312	349,336
Commissions, expenses paid and aggregate write-ins for deductions	(728,635)	(715,232)	(1,034,003)
Dividends paid to policyholders	(17,322)	(16,197)	(12,439)
Federal and foreign income taxes received (paid)	108,383	(115,697)	(41,217)

Net cash provided by operating activities	3,650,472	837,612	689,820

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	5,656,334	9,706,218	10,637,192
Stocks	101,622	235,022	479,164
Mortgage loans	483,265	287,215	170,600
Real estate	—	91,784	—
Other invested assets	248,602	184,558	125,795
Miscellaneous proceeds	12,892	621,036	115,736

Total investment proceeds	6,502,715	11,125,833	11,528,487

Cost of investments acquired:
Bonds	(7,798,849)	(10,676,032)	(10,543,121)
Stocks	(188,934)	(483,226)	(509,283)
Mortgage loans	(964,445)	(840,687)	(586,643)
Real estate	—	(12,742)	(347)
Other invested assets	(322,419)	(320,323)	(110,342)
Miscellaneous applications	(483,365)	(23,205)	(64,722)

Total cost of investments acquired	(9,758,012)	(12,356,215)	(11,814,458)
Net decrease in policy loans	3,294	11,886	5,958

Net cost of investments acquired	(9,754,718)	(12,344,329)	(11,808,500)

Net cash used in investing activities	(3,252,003)	(1,218,496)	(280,013)

Transamerica Occidental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Financing and miscellaneous activities
Surplus notes	$—	$—	$200,000
Capital contribution	500,000	—	50,000
Net borrowed funds received (repaid)	(141,300)	(72,700)	214,000
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	1,394,321	961,300	(766,136)
Dividends to stockholder	—	(250,000)	—
Funds held in reinsurance treaties with unauthorized companies	(600,310)	159,445	(16,074)
Funds held under coinsurance	(1,619,452)	(201,654)	186,580
Other cash provided (applied)	(105,787)	103,579	(217,424)

Net cash provided by (used in) financing and miscellaneous activities	(572,528)	699,970	(349,054)

Net increase (decrease) in cash and short-term investments	(174,059)	319,086	60,753

Cash and short-term investments:
Beginning of year	552,752	233,666	172,913

End of year	$378,693	$552,752	$233,666

See accompanying notes.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the Company) is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Service Company, which is an indirect wholly-owned subsidiary of Transamerica Corporation (Transamerica). Transamerica is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. At December 31, 2004, the Company has one wholly-owned insurance subsidiary, Transamerica Life Insurance and Annuity Company (TALIAC).

Nature of Business

The Company provides life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company’s customers are primarily in the United States and are distributed in 49 states and the District of Columbia.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus, and change in fair value for fair value hedges are recorded in income.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiary is not consolidated with the accounts and operations of the Company as would be required under GAAP.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carry-backs for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed a designation of an NAIC 6), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in affiliated and non-affiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of the Company’s affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. At December 31, 2004 and 2003, real estate consists entirely of land, which is not depreciated. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures Manual and Purposes and Procedures Manual of the SVO.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003 the Company excluded investment income due and accrued of $18,631 and $16,196, respectively, with respect to such practices.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a U.S. denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a predetermined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P and NASDAQ indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. These floors meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future.

These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gain or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 12.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency, and are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as an increase or decrease directly to the liability balance, and are not reported as premiums, benefits or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004. Accordingly, the Company’s change in aggregate reserves for life and accident and health reserves in the balance sheet does not agree to the increase in aggregate reserves for life and accident and health contracts in the statement of operations.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

in the accompanying financial statements. The Company received variable contract premiums of $30,252, $41,068, and $131,583 in 2004, 2003, and 2002, respectively. In addition, the Company received $29,275, $32,088, and $38,359 in 2004, 2003 and 2002, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance Ceded

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $1,891 for the year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39. The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The cumulative effect of adopting Guideline 39 on December 31, 2002 was $108,739, which was charged directly to unassigned surplus as a cumulative effect of a change in accounting principle.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Investment securities: Fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks, other than affiliated entities, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate floors, caps, swaps, and swaptions and currency swaps: Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Short-term notes payable to affiliates: The fair value for short-term notes payable to affiliates approximate their carrying value.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value for certain separate account annuity liabilities included in the total herein approximates the market value of the separate account assets, while the fair value for other separate account annuity liabilities is estimated using discounted cash flow calculations.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Bonds	$17,232,774	$18,215,955	$15,066,244	$15,938,516
Preferred stocks, other than affiliates	80,978	92,061	78,726	86,302
Common stocks, other than affiliates	226,390	226,390	163,831	163,831
Mortgage loans on real estate	3,138,238	3,321,830	2,656,834	2,824,792
Policy loans	387,376	387,376	390,670	390,670
Floors, caps, options and swaptions	474	327	9,782	9,581
Interest rate and currency swaps	(35,469)	(66,746)	(24,064)	(57,687)
Credit default swaps	—	299,196	—	208,728
Cash and short-term investments	378,693	378,693	552,752	552,752
Separate account assets	3,361,957	3,361,957	3,441,820	3,441,820

Liabilities
Investment contract liabilities	10,094,653	10,164,628	8,218,947	8,366,578
Net short-term notes payable to affiliates	—	—	141,300	141,300
Separate account annuity liabilities	3,154,448	3,174,168	3,179,007	3,208,852

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2004		2003
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly owned subsidiaries:
NEF Investment Company	$1,008	$—	$1,008	$—
Transamerica Life Insurance and Annuity Company	678,418	877,758	678,418	1,153,429
USA Administration Services Inc.	16,161	—	16,161	—
Real Estate Altern Port 3A Inc.	563	563	—	—
Transamerica China Investment Holdings LTD	1,164	343	1,164	339

	697,314	878,664	696,751	1,153,768
Minority-owned subsidiary:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	141,438	79,878	141,438	71,754

	$838,752	$958,542	$838,189	$1,225,522

Additionally, the Company holds preferred stock of USA Administration Services Inc. with a carrying value of $260 and $373 at December 31, 2004 and 2003, respectively, and GTFT preferred shares with a carrying value of $51,926 at December 31, 2004.

At December 31, 2002, the Company owned all of the outstanding shares of Transamerica Life Insurance Company of New York (TONY). During 2003, TONY was merged into Transamerica Financial Life Insurance Company (TFLIC). As a result of this merger, the Company received 12.6% of the common and preferred shares of TFLIC. Carrying value of the preferred shares is $7,161 and $7,161 at December 31, 2004 and 2003, respectively. The cost of the preferred shares is $7,161.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Certain statutory-basis financial information with respect to TALIAC is as follows:

	December 31
	2004	2003
Summary statutory-basis balance sheets
Cash and investments	$17,940,199	$19,005,427
Other assets	7,603,442	6,575,821

Total assets	25,543,641	25,581,248

Aggregate reserves	14,101,323	14,444,051
Other liabilities	10,564,560	9,983,768

Total liabilities	24,665,883	24,427,819

Total capital and surplus	$877,758	$1,153,429

	Year Ended December 31
	2004	2003	2002
Summary statutory-basis statements of operations
Revenue	$4,013,098	$4,829,789	$5,630,656
Expenses and taxes	3,874,709	4,891,170	5,653,337

Net income (loss)	$138,389	$(61,481)	$(22,681)

As described in Note 13, in 2002 the Company received a capital contribution of $228,679, which reflected a contribution of 100% of the membership interests for two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. At December 31, 2004 and 2003, the Company’s carrying value for these two affiliated entities was $207,462 and $222,728, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheet. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2004	2003
Debt securities	$9,181	$8,600
Real estate	195,775	204,360
Other assets	50,595	59,282

Total assets	$255,551	$272,242

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	December 31
	2004	2003
Current liabilities	$48,089	$49,514
Total member’s interest	207,462	222,728

Total liabilities and member’s interest	$255,551	$272,242

The carrying value and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$2,448,374	$24,794	$4,552	$6,895	$2,461,721
State, municipal and other government	316,239	31,897	2,014	420	345,702
Public utilities	1,211,210	116,235	1,163	896	1,325,386
Industrial and miscellaneous	9,469,596	836,528	20,555	25,922	10,259,647
Mortgage and other asset- backed securities	3,787,355	91,695	44,470	11,081	3,823,499

	17,232,774	1,101,149	72,754	45,214	18,215,955
Preferred stocks, other than affiliates	80,978	11,165	—	82	92,061

	$17,313,752	$1,112,314	$72,754	$45,296	$18,308,016

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$1,182,276	$5,173	$460	$5,576	$1,181,413
State, municipal and other government	383,513	29,764	—	5,238	408,039
Public utilities	1,210,770	105,127	676	5,659	1,309,562
Industrial and miscellaneous	9,326,340	780,112	13,439	38,910	10,054,103
Mortgage and other asset- backed securities	2,963,345	94,881	63,091	9,736	2,985,399

	15,066,244	1,015,057	77,666	65,119	15,938,516
Preferred stocks, other than affiliates	78,726	7,854	3	275	86,302

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company held bonds at December 31, 2004, with a carrying value of $ 36,742 and amortized cost of $37,727, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2004 and 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2004
Bonds:
United States Government and agencies	$333,295	$1,297,791	$1,631,086
State, municipal and other government	52,952	5,683	58,635
Public utilities	29,604	50,369	79,973
Industrial and miscellaneous	319,228	965,443	1,284,671
Mortgage and other asset-backed securities	236,949	969,539	1,206,488

	972,028	3,288,825	4,260,853
Preferred stocks	—	13,283	13,283

	$972,028	$3,302,108	$4,274,136

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$81,133	$372,388	$453,521
State, municipal and other government	—	132,598	132,598
Public utilities	14,243	142,452	156,695
Industrial and miscellaneous	224,902	1,254,449	1,479,351
Mortgage and other asset-backed securities	414,526	673,474	1,088,000

	734,804	2,575,361	3,310,165
Preferred stocks	60	11,360	11,420

	$734,864	$2,586,721	$3,321,585

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying value and estimated fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$216,434	$220,119
Due after one year through five years	2,791,444	2,937,681
Due after five years through ten years	3,993,503	4,163,098
Due after ten years	6,444,038	7,071,558
Mortgage and other asset-backed securities	3,787,355	3,823,499

	$17,232,774	$18,215,955

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Income on bonds and non-affiliated preferred stocks	$961,272	$932,510	$960,449
Dividends from common stocks	402,970	1,901	1,387
Income on mortgage loans	180,974	149,835	121,963
Rental income on real estate	285	9,829	19,103
Interest on policy loans	24,477	25,944	26,777
Cash and short-term investments	2,882	3,164	5,517
Derivatives	(56,869)	(44,268)	(8,970)
Other invested assets	44,441	25,341	4,826
Other	969	(21,955)	(16,659)

	1,561,401	1,082,301	1,114,393
Less investment expenses	(77,557)	(53,378)	(61,977)

Net investment income	$1,483,844	$1,028,923	$1,052,416

During 2003 and 2002, the Company wrote off accrued interest of $24,779 and $21,187, respectively, related to its investment in two Collateralized Bond Obligations (CBOs), which is included in other investment income in the table above. These CBOs accrue interest at a rate consistent with the expectation of payments outlined in the CBO covenants. The Company periodically assesses the ultimate expected recovery of this interest accrual and makes adjustments as necessary.

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$5,656,334	$9,706,218	$10,637,192

Gross realized gains	$93,563	$311,806	$223,327
Gross realized losses	(67,256)	(160,396)	(196,586)

Net realized capital gains	$26,307	$151,410	$26,741

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross realized losses in 2004, 2003, and 2002 include $25,105, $79,652, and $65,553, respectively, that relate to losses recognized on other than temporary declines in market values of bonds.

At December 31, 2004, investments with an aggregate carrying value of $5,568 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Bonds	$26,307	$151,410	$26,741
Preferred stocks	2,060	(415)	(17,035)
Common stocks	18,535	6,611	(104,230)
Derivatives	10,732	(23,194)	(21,593)
Other invested assets	34,649	7,562	(9,166)

	92,283	141,974	(125,283)

Federal income tax effect	(33,852)	(58,853)	28,528
Transfer to interest maintenance reserve	(25,190)	(121,580)	(43,915)

Net realized capital gains (losses) on investments	$33,241	$(38,459)	$(140,670)

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$11,709	$53,592	$(32,236)
Preferred stocks	(113)	141	1,115
Common stocks	(258,150)	(36,373)	(111,063)
Mortgage loans on real estate	—	(2,184)	3
Derivatives	(10,040)	(17,853)	(1,114)
Other invested assets	(17,201)	11,044	28,974

Change in unrealized capital gains/losses	$(273,795)	$8,367	$(114,321)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

	December 31
	2004	2003
Unrealized gains	$34,299	$24,569
Unrealized losses	(574)	(238)

Net unrealized gains	$33,725	$24,331

During 2004, the Company issued mortgage loans with interest rates ranging from 2.53% to 6.95%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 88%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

No loans were foreclosed or acquired by deed and transferred to real estate during 2004 or 2002. During 2003, one loan with a book value of $12,804 was transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $50,546 and $24,688, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2004	2003		2004	2003
South Atlantic	29%	29%	Office	30%	37%
Pacific	21	24	Apartment	22	19
Middle Atlantic	13	11	Retail	22	18
Mountain	12	8	Industrial	17	17
E. North Central	9	11	Other	9	9
W. North Central	7	8
W. South Central	4	4
New England	3	3
E. South Central	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company may issue foreign denominated assets or liabilities and uses forward rate agreements to hedge foreign currency risk associated with its foreign denominated assets or liabilities. Cash payments and/or receipts represent the difference between market values and those of the contracts.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $309,402 and $208,728 and credit default swaps with a fair value of $3,134 and $2,048, respectively. During the years ended December 31, 2004, 2003 and 2002, the Company has not recognized any capital losses related to replication transactions.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations. The Company recognized income (expense) from options contracts in the amount of $(8,605), $1,452, and $(2,118), for the years ended December 31, 2004, 2003, and 2002, respectively.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $20,618.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2004 the fair value of all contracts, aggregated at counterparty level, with a negative fair value amount to $(87,037).

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in capital and surplus. At December 31, 2004 and 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

At December 31, 2004 and 2003, the Company has recorded $(148) and $(473), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

The Company has pledged securities as collateral for derivative transactions in the amount of $24,195 and $972 as of December 31, 2004 and 2003, respectively.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities
Interest rate and currency swaps:
Receive float-pay float	$139,904	$106,154
Receive fixed-pay float	3,255,954	2,254,635
Receive float-pay fixed	2,425,654	1,927,641

Call options	7,370	6,118
Caps	75,834	85,403

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $540, $1,005, and $(558) for the years ended December 31, 2004, 2003, and 2002, respectively.

Open futures contracts at December 31, 2004 and 2003, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2004
24	S&P 500 March 2005 Futures	$7,227	$7,282
December 31, 2003
23	S&P 500 March 2004 Futures	$6,191	$6,386

5. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. Ceded reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned and reserves and claims liability amounts reflect the following reinsurance assumed and ceded amounts:

		Ceded/Retroceded to		Assumed from
	Direct Amount	Affiliated Companies	Unaffiliated Companies	Affiliated Companies	Unaffiliated Companies	Net Amount
Year ended December 31, 2004:
Premium revenue	$2,582,514	$1,185,880	$1,044,385	$4,922	$1,051,696	$1,408,867

At December 31, 2004:
Reserves for future policy benefits	$15,750,963	$4,717,751	$2,335,363	$8,715	$3,109,176	$11,815,740
Policy and contract claims payable	310,564	53,971	274,746	3,426	366,845	352,118

	$16,061,527	$4,771,722	$2,610,109	$12,141	$3,476,021	$12,167,858

Year ended December 31, 2003:
Premium revenue	$2,180,450	$463,064	$768,913	$5,528	$735,257	$1,689,258

At December 31, 2003:
Reserves for future policy benefits	$14,602,971	$3,356,792	$4,250,298	$874,226	$2,373,334	$10,243,441
Policy and contract claims payable	332,966	36,874	352,489	1,796	318,338	263,737

	$14,935,937	$3,393,666	$4,602,787	$876,022	$2,691,672	$10,507,178

Year ended December 31, 2002:
Premium revenue	$2,174,668	$276,140	$1,054,650	$196,605	$952,013	$1,992,496

At December 31, 2002:
Reserves for future policy benefits	$13,756,419	$3,120,610	$4,245,798	$855,966	$2,397,565	$9,643,542
Policy and contract claims payable	309,542	29,751	323,526	1,821	427,085	385,171

	$14,065,961	$3,150,361	$4,569,324	$857,787	$2,824,650	$10,028,713

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company novated certain traditional life insurance contracts to AUSA Life Insurance Company, Inc. (AUSA), an affiliate, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by AUSA will be passed through to the Company as an experience rated refund. The Company recorded a deferred liability of as a result of this transaction, which has an unamortized balance of $8,602 at December 31, 2004. The accretion of the deferred liability for 2004, 2003 and 2002 was $1,433, $1,433, and $1,385, respectively.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company amortized $1,883 for each of the years ended December 31, 2004, 2003, and 2002, into earnings with a corresponding charge to unassigned surplus. At December 31, 2004, the Company holds collateral from this affiliate in the form of letters of credit of $397,138, covering this reinsurance agreement and others.

Effective December 31, 2004, the Company executed a novation agreement related to four reinsurance treaties from an affiliated entity Transamerica International Re (Bermuda) Ltd. As a result of this novation, $99,700 of statutory reserves were assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. Both transactions occurred with no gain or loss in the statements of operations or in capital and surplus.

Prior to 2004, the Company assumed certain structured settlement business from Transamerica Life Insurance and Annuity Company (TALIAC) and Monumental Life Insurance Company (Monumental), both affiliated entities, in the form of funds withheld treaties. This business, along with other direct business of the Company, was then ceded to non-affiliates in the form of a funds withheld treaty. At December 31, 2003, the Company reported a funds withheld by affiliates under reinsurance treaties asset of $849,774 and a liability for funds held under coinsurance and other reinsurance treaties of $2,507,726 with respect to these treaties. During 2004, TALIAC and Monumental recaptured their treaties and the Company recaptured its treaty with the non-affiliated companies. As a result of these recaptures, the Company recorded consideration on reinsurance recaptured of $1,497,553 and a reinsurance reserve recapture of $1,488,718. The difference of $8,835 has been reported as a gain on the transaction by the Company in the statement of operations.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Nonadmitted assets	$34,727	$34,866
Provision for contingent experience rated refund	9,930	8,457
Tax basis deferred acquisitions costs	187,843	176,801
Reserves	247,563	194,639
Unrealized capital losses	35,342	36,776
§807(f) assets	5,623	8,802
Deferred intercompany losses	10,739	21,220
Partnerships	—	1,119
Other	33,343	37,072

Deferred income tax assets	$565,110	$519,752

Deferred income tax assets nonadmitted	$320,064	$239,235

Deferred income tax liabilities:
Partnerships	$18,884	$(1,119)
Agent deferred compensation	25,212	23,483
Real estate	32,247	39,642
§807(f) liabilities	16,579	21,627
Separate account seed money	2,853	2,853
Unrealized capital gains (losses)	47,960	49,461
Deferred intercompany gains	2,814	18,857
Other	3,912	14,392

Total deferred income tax liabilities	$150,461	$170,315

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$65,212	$(69,945)	$83,357

Change in deferred income tax assets - nonadmitted	80,829	(46,099)	54,379

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax expense (benefit) computed at the federal statutory rate (35%)	$160,293	$79,764	$41,005
Agent deferred compensation	(1,729)	735	803
Corporate provision	(2,860)	1,800	—
Deferred acquisition costs – tax basis	8,566	10,924	12,420
Dividends received deduction	(151,039)	(7,884)	(1,450)
IMR amortization	(6,985)	(5,184)	(250)
Investment income items	(24,774)	(18,790)	(1,091)
Prior year under accrual	(38,321)	(11,150)	24,232
Earnings from affiliated LLC	2,446	5,663	—
Reinsurance adjustments	(8,112)	(10,568)	(8,264)
Tax credits	(10,150)	(30,903)	(30,565)
Tax reserve valuation	30,986	(694)	4,156
Other	2,052	4,617	12

Federal income tax expense (benefit)	$(39,627)	$18,330	$41,008

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $312,070, $199,850, and $1,319, respectively.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through tax period ended July 21, 1999. An examination is underway for the short tax period from July 22 through December 31, 1999, and for calendar years 2000 and 2001.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($117,701 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $41,195.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	December 31
	2004		2003
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$3,875,225	21%	$3,547,757	20%
At book value less surrender charge	325,299	2	430,556	2
At market value	2,317,949	12	2,377,134	13
Subject to discretionary withdrawal without adjustment	786,871	4	835,109	5
Not subject to discretionary withdrawal provision	11,317,884	61	10,503,098	60

Total annuity reserves and deposit liabilities	18,623,228	100%	17,693,654	100%

Less reinsurance ceded	(2,949,206)		(5,212,124)

Net annuity reserves and deposit liabilities	$15,674,022		$12,481,530

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$109,124	$771,060	$18,626	$30,216	$929,026

For accounts with assets at market value as of December 31, 2004	$106,785	$865,612	$191,413	$2,092,823	$3,256,633

Reserves by withdrawal characteristics as of December 31, 2004:
At market value	$—	$—	$—	$2,055,533	$2,055,533
Not subject to discretionary withdrawal	106,785	865,612	191,413	37,290	1,201,100

	$106,785	$865,612	$191,413	$2,092,823	$3,256,633

Premiums, deposits and other considerations for the year ended December 31, 2003	$41,701	$750,496	$14,987	$41,062	$848,246

For accounts with assets at market value as of December 31, 2003	$90,473	$862,517	$190,297	$2,120,454	$3,263,741

Reserves by withdrawal characteristics as of December 31, 2003:
At market value	$—	$—	$—	$2,085,394	$2,085,394
Not subject to discretionary withdrawal	90,473	862,517	190,297	35,060	1,178,347

	$90,473	$862,517	$190,297	$2,120,454	$3,263,741

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$728,416	$176,820	$121,821	$1,027,057

Reserves for separate accounts as of December 31, 2002	$10,620	$773,213	$381,228	$1,872,843	$3,037,904

Reserves by withdrawal characteristics as of December 31, 2002:
At market value	$—	$—	$—	$1,843,872	$1,843,872
Not subject to discretionary withdrawal	10,620	773,213	381,228	28,971	1,194,032

	$10,620	$773,213	$381,228	$1,872,843	$3,037,904

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$30,252	$41,068	$131,581
Transfers from separate accounts	230,963	222,126	376,462

Net transfers to separate accounts	(200,711)	(181,058)	(244,881)
Other reconciling adjustments	(350)	(234)	6,127

Net transfers as reported in the statements of operations	$(201,061)	$(181,292)	$(238,754)

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary first-year business	$123,110	$16,878	$106,232
Ordinary renewal business	346,179	13,818	332,361
Group life direct business	5,397	—	5,397
Reinsurance ceded	(171,844)	—	(171,844)

	302,842	30,696	272,146
Accident and health	496	—	496

	$303,338	$30,696	$272,642

December 31, 2003
Life and annuity:
Ordinary first-year business	$59,344	$18,306	$41,038
Ordinary renewal business	311,669	13,962	297,707
Group life direct business	2,906	—	2,906
Reinsurance ceded	(195,441)	—	(195,441)

	178,478	32,268	146,210
Accident and health	(2,177)	—	(2,177)

	$176,301	$32,268	$144,033

At December 31, 2004 and 2003, the Company had insurance in force aggregating $140,077,749 and $124,107,124, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $337,288 and $213,634 to cover these deficiencies at December 31, 2004 and 2003, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Minimum Guaranteed Income Benefit	$1,748,090	$417,419	$268,551
2003	Minimum Guaranteed Income Benefit	1,684,426	201,097	119,206

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2004 and 2003, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Minimum Guaranteed Death Benefit	$12,598,001	$722,930	$423,779
2003	Minimum Guaranteed Death Benefit	12,640,762	542,965	298,247

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $12,510 and separate account reserves to increase by $6,393. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $651,249 and $507,380 for these agreements as of December 31, 2004 and 2003, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $675,887 and $605,422 as of December 31, 2004 and 2003, respectively. These securities have maturity dates that range from 2010 to 2029 and have a weighted average interest rate of 5.63%.

8. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102/105 percent of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair market value of the collateral compared to the fair market value of the loaned securities falls to 100 percent for domestic securities or at any time falls less than 105 percent for international securities. This additional collateral, along with the collateral already held in connection with the lending transaction must then be at least equal to 102/105 percent of the fair value of the loaned securities. Except for the notional amount of $57,724 the program requirements restrict the collateral from rehypothecation by any party involved in the transaction and have minimum limitations related to credit worthiness, duration and borrower levels.

The Company participates in securities lending programs pursuant to which it has loaned securities with a value of $1,116,312 and $50,937 at December 31, 2004 and 2003, respectively. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $63,497 and $57,262 at December 31, 2004 and 2003, respectively.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except Per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $497,607.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Capital Structure

During 2003, the Company redeemed 1,103,466 shares of common stock. This stock had a par value of $12.50 per share and the redemption proceeds were $825,000. The Company also issued 1,103,466 shares of preferred stock with a par value of $12.50 per share to an affiliate in the United Kingdom in exchange for $825,000. The holder of the preferred shares shall be entitled to receive dividends equal to a fixed rate of 6.33 percent of the issue price, compounded annually. The preferred stock is mandatorily redeemable by the Company on February 3, 2033. The redemption price of the preferred stock is equal to $747.64 per share plus accrued and unpaid dividends. At December 31, 2004, there was $1,160 of undeclared and unpaid cumulative dividends relating to the preferred shares. The Company’s total statutory capital was unchanged as a result of this recapitalization, and the Company continues to be 100 percent indirectly owned by AEGON N.V.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003, and 2002, the Company sold $4,271, $4,104, and $3,721, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Pension Plan and Other Postretirement Benefits

The Company’s employees participate in a qualified benefit plan sponsored by AEGON USA, Inc. (AEGON), an affiliate. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $3,240, $2,800, and $3,322 for the years ended December 31, 2004, 2003 and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $375, $275, and $378 for the years ended December 31, 2004, 2003 and 2002, respectively.

13. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $70,932, $60,746, and $54,165, respectively, for these services, which approximates their costs to the affiliates.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Related Party Transactions (continued)

The Company received capital contributions of $500,000, $-0-, $50,000 from its parent in 2004, 2003 and 2002, respectively, in the form of cash. During 2002, the Company received a capital contribution of $228,679, which reflected a contribution of the parent’s membership interests in two limited liability companies, Transamerica Pyramid Properties LLC and Transamerica Realty Investment Properties LLC. The assets underlying both of these companies primarily consisted of real estate properties, the value of which was based on recent appraisals.

The Company paid dividends of $250,000 to its stockholder during 2003. No dividends were paid in 2004 and 2002.

During 2004, the Company received a dividend of $400,000 from TALIAC.

During 2002, the Company received $200,000 from Transamerica in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2004 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$200,000	$200,000	$12,000	$24,000	$3,000

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2004 and 2003, the Company has receivables from affiliates of $66,951 and $108,073, respectively. At December 31, 2004, the Company has short-term notes receivable from affiliates of $79,800. At December 31, 2003, the Company had short-term notes payable to affiliates of $141,300. During 2004, 2003, and 2002 the Company received (paid) net interest of $(1,355), $212, and $797, respectively, to affiliates.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

The Company has contingent commitments for $278,677 as of December 31, 2004 to provide additional funding for various joint ventures, partnerships, and limited liability companies.

At December 31, 2004, the Company has mortgage loan commitments of $232,086.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $1,522,795 and $1,569,523, respectively, in conjunction with these transactions.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in a guaranteed sale of investments in low-income housing tax credit partnerships. These partnerships are majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $13,870,248 as of December 31, 2004. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

The Company has provided contingent deferred capital contribution guarantees to a tax credit syndication firm involving the guaranteed sale of low income housing tax credit partnerships. The guarantees are effective only if the third party investors default on its deferred capital contribution obligations. As of December 31, 2004, the Company’s exposures under the guarantees were $34,125,000. Due to the financial strength and credit ratings of the third party investors, the Company believes the chance of having to make material payments under the guarantees is remote.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. As of December 31, 2004, the notional amount of these guarantees is $61,423,519. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

At December 31, 2004, the Company had entered into multiple agreements with notional amounts of $865,519 for which it was paid a fee to provide credit enhancements and standby liquidity asset purchase agreements. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $6,464 and $6,193 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $560, $201, and $(785) for the years ended December 31, 2004, 2003, and 2002, respectively.

In the normal course of business, the Company has obtained letters of credit of $488,180 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in a guaranteed sale of investments in low-income housing tax credit partnerships. These partnerships are majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $13,870 as of December 31, 2004. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

Transamerica Occidental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

The Company has provided contingent deferred capital contribution guarantees to a tax credit syndication firm involving the guaranteed sale of low income housing tax credit partnerships. The guarantees are effective only if the third party investors default on its deferred capital contribution obligations. As of December 31, 2004, the Company’s exposure under the guarantees were $34,125,000. Due to the financial strength and credit ratings of the third party investors, the Company believes the chance of having to make material payments under the guarantees is remote.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. As of December 31, 2004, the notional amount of these guarantees is $61,423,519. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries, and others, and a number of lawsuits were pending at December 31, 2004. In the opinion of the Company, the ultimate liability, if any, would not have a material adverse financial effect upon the Company.

15. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2004, the future minimum aggregate rental commitments are as follows:

Year ending December 31:
2005	$11,638
2006	11,612
2007	11,572
2008	7,842
2009	3,676
Thereafter	5,574

Statutory-Basis

Financial Statement Schedules

Transamerica Occidental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$2,459,224	$2,473,075	$2,459,224
States, municipalities and political subdivisions	273,183	287,550	273,183
Foreign governments	200,354	222,321	200,354
Public utilities	1,211,210	1,325,386	1,211,210
All other corporate bonds	13,088,803	13,907,623	13,088,803
Preferred stock	80,978	92,062	80,978

Total fixed maturities	17,313,752	18,308,017	17,313,752

Equity securities
Common stocks:
Banks, trust and insurance	58,950	58,950	58,950
Industrial, miscellaneous and all other	133,715	167,440	167,440

Total equity securities	192,665	226,390	226,390

Mortgage loans on real estate	3,138,238		3,138,238
Real estate	186		186
Policy loans	387,376		387,376
Other long-term investments	1,030,330		1,030,330
Cash and short-term investments	378,693		378,693

Total investments	$22,441,240		$22,474,965

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

Transamerica Occidental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2004

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$6,690,478	$—	$247,288	$704,900	$595,366	$1,082,995	$640,074
Individual health	96,031	32,567	5,268	46,951	9,819	41,156	32,043	$119,713
Group life and health	22,386	882	83,773	24,858	8,400	22,637	19,832	37,847
Annuity	4,973,396	—	15,789	632,158	870,259	1,416,355	1,239,561

	$11,782,291	$33,449	$352,118	$1,408,867	$1,483,844	$2,563,143	$1,931,510

Year ended December 31, 2003
Individual life	$6,461,721	$—	$191,245	$1,291,087	$451,703	$1,378,627	$645,293
Individual health	67,735	31,401	3,824	37,689	6,206	34,608	34,240	$106,093
Group life and health	17,374	815	77,362	14,342	6,209	22,552	11,377	36,685
Annuity	3,664,395	—	(8,694)	346,140	564,805	1,060,245	(157,325)

	$10,211,225	$32,216	$263,737	$1,689,258	$1,028,923	$2,496,032	$533,585

Year ended December 31, 2002
Individual life	$5,841,071	$—	$187,080	$1,197,094	$454,847	$1,348,836	$531,972
Individual health	34,428	34,200	13,277	52,496	5,357	41,635	43,593	$99,824
Group life and health	13,628	844	74,932	(4,307)	8,584	(5,592)	10,836	9,951
Annuity	3,719,371	—	109,882	747,213	583,628	1,335,684	200,705

	$9,608,498	$35,044	$385,171	$1,992,496	$1,052,416	$2,720,563	$787,106

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

Transamerica Occidental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2004

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$363,948,930	$470,453,028	$292,666,513	$186,162,415	157%

Premiums:
Individual life	$2,001,631	$1,935,924	$639,193	$704,900	91%
Individual health	119,713	92,849	20,087	46,951	43%
Group life and health	37,847	26,445	13,456	24,858	54%
Annuity	423,323	175,047	383,882	632,158	61%

	$2,582,514	$2,230,265	$1,056,618	$1,408,867	75%

Year ended December 31, 2003
Life insurance in force	$338,849,328	$388,033,195	$219,983,424	$170,799,557	129%

Premiums:
Individual life	$1,832,689	$1,087,042	$545,440	$1,291,087	42%
Individual health	106,093	77,611	9,207	37,689	24%
Group life and health	36,685	34,191	11,848	14,342	83%
Annuity	204,983	33,133	174,290	346,140	50%

	$2,180,450	$1,231,977	$740,785	$1,689,258	44%

Year ended December 31, 2002
Life insurance in force	$311,519,775	$336,692,425	$184,020,122	$158,847,472	116%

Premiums:
Individual life	$1,672,555	$925,273	$449,812	$1,197,094	38%
Individual health	99,824	106,042	58,714	52,496	112%
Group life and health	9,951	6,362	(7,896)	(4,307)	183%
Annuity	392,338	293,113	647,988	747,213	87%

	$2,174,668	$1,330,790	$1,148,618	$1,992,496	58%

FINANCIAL STATEMENTS

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Year Ended December 31, 2004

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Dreyfus/Transamerica Triple Advantage Variable Annuity

Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA-2L of Transamerica Occidental Life Insurance Company (comprised of the Money Market, Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Developing Leaders, Small Company Stock, Special Value, Dreyfus Stock Index, The Dreyfus Socially Responsible Growth, Core Bond, Core Value, Emerging Leaders, Founders Discovery, Founders Growth, Founders International Equity, MidCap Stock, Technology Growth, Transamerica Equity subaccounts), which are available for investment by contract owners of Dreyfus/Transamerica Triple Advantage Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

2

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Assets
Investment in securities:
Number of shares - Initial	54,723,196.700	3,605,195.289	4,226,360.836	2,649,232.171

Cost	$54,723,197	$53,217,544	$139,832,187	$61,764,118

Number of shares - Service	—	1,531,258.326	1,271,512.406	407,971.045

Cost	$—	$19,096,166	$41,266,153	$7,846,612

Investments in mutual funds, at net asset value	$54,723,197	$68,396,822	$195,377,221	$63,970,944
Receivable for units sold	—	—	—	11

Total assets	54,723,197	68,396,822	195,377,221	63,970,955

Liabilities
Payable for units redeemed	260	12	14	—

	$54,722,937	$68,396,810	$195,377,207	$63,970,955

Net Assets:
Deferred annuity contracts terminable by owners	$54,722,937	$68,396,810	$195,377,207	$63,970,955

Total net assets	$54,722,937	$68,396,810	$195,377,207	$63,970,955

See accompanying notes.

3

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	518,366	—	—	—

M&E - 1.40%	40,261,346	3,662,879	4,340,754	3,281,363

M&E - 1.45%	574,496	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.989478	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$1.332390	$13.100393	$34.622873	$16.897988

M&E - 1.45%	$0.985577	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.981486	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.980468	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.978394	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.977374	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.987254	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.980802	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.977572	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.974387	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.971215	$0.000000	$0.000000	$0.000000

See accompanying notes.

4

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	888,975	3,211,030	351,581

M&E - 1.40%	—	1,414,935	1,078,182	454,125

M&E - 1.45%	—	983,377	4,493,384	515,320

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	153,693	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	7,963	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	20,811	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.000000	$1.057945	$1.033187	$1.047613

M&E - 1.40%	$0.000000	$13.028796	$34.249546	$16.771777

M&E - 1.45%	$0.000000	$1.053787	$1.029121	$1.043464

M&E - 1.65%	$0.000000	$1.210075	$1.202921	$1.271346

M&E - 1.70%	$0.000000	$1.208803	$1.201648	$1.269994

M&E - 1.80%	$0.000000	$1.206268	$1.199111	$1.267332

M&E - 1.85%	$0.000000	$1.204998	$1.197866	$1.266003

M&E - 1.50%	$0.000000	$1.170739	$1.206280	$1.249083

M&E - 1.90%	$0.000000	$1.163066	$1.198366	$1.240908

M&E - 2.10%	$0.000000	$1.159277	$1.194458	$1.236864

M&E - 2.30%	$0.000000	$1.155486	$1.190571	$1.232809

M&E - 2.50%	$0.000000	$1.151720	$1.186683	$1.228793

See accompanying notes.

5

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,336,027.115	1,932,404.053	1,020,110.029	2,881,108.850

Cost	$94,944,786	$25,977,356	$12,678,533	$20,517,689

Number of shares - Service	1,035,227.547	262,019.853	459,541.082	1,188,519.060

Cost	$20,380,874	$2,906,582	$5,602,489	$7,576,372

Investments in mutual funds, at net asset value	$114,944,850	$31,509,307	$23,457,066	$27,807,443
Receivable for units sold	—	4	—	9

Total assets	114,944,850	31,509,311	23,457,066	27,807,452

Liabilities
Payable for units redeemed	1	—	30	—

	$114,944,849	$31,509,311	$23,457,036	$27,807,452

Net Assets:
Deferred annuity contracts terminable by owners	$114,944,849	$31,509,311	$23,457,036	$27,807,452

Total net assets	$114,944,849	$31,509,311	$23,457,036	$27,807,452

See accompanying notes.

6

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,208,623	1,341,234	972,539	1,825,331

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$28.919251	$20.689400	$16.625294	$10.780495

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

7

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	576,194	134,601	392,995	430,665

M&E - 1.40%	706,302	158,242	370,544	632,306

M&E - 1.45%	1,279,084	227,167	480,389	654,064

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	12,526	13,070	13,113

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.030669	$1.384779	$1.275222	$1.194806

M&E - 1.40%	$28.666082	$20.466423	$16.614190	$10.781527

M&E - 1.45%	$1.026593	$1.379292	$1.270199	$1.190094

M&E - 1.65%	$1.305162	$1.730892	$1.585358	$1.476278

M&E - 1.70%	$1.303791	$1.729064	$1.583710	$1.474712

M&E - 1.80%	$1.301064	$1.725444	$1.580366	$1.471613

M&E - 1.85%	$1.299686	$1.723619	$1.578705	$1.470088

M&E - 1.50%	$1.266944	$1.668769	$1.629166	$1.202084

M&E - 1.90%	$1.258666	$1.657837	$1.618509	$1.194203

M&E - 2.10%	$1.254536	$1.652425	$1.613213	$1.190307

M&E - 2.30%	$1.250459	$1.647027	$1.607947	$1.186421

M&E - 2.50%	$1.246372	$1.641669	$1.602717	$1.182561

See accompanying notes.

8

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,417,148.779	2,334,297.554	897,564.217	1,299,402.697

Cost	$62,584,527	$88,401,118	$15,988,742	$17,887,917

Number of shares - Service	3,824,552.725	234,318.364	251,846.487	340,429.446

Cost	$43,713,502	$7,717,794	$5,126,759	$4,283,415

Investments in mutual funds, at net asset value	$105,333,078	$106,648,666	$25,992,759	$23,977,127
Receivable for units sold	14	37	4	—

Total assets	105,333,092	106,648,703	25,992,763	23,977,127

Liabilities
Payable for units redeemed	—	—	—	18

	$105,333,092	$106,648,703	$25,992,763	$23,977,109

Net Assets:
Deferred annuity contracts terminable by owners	$105,333,092	$106,648,703	$25,992,763	$23,977,109

Total net assets	$105,333,092	$106,648,703	$25,992,763	$23,977,109

See accompanying notes.

9

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,046,514	1,053,370	1,146,640	969,617

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$20.288656	$92.075988	$17.737746	$19.605942

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

10

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	4,757,185	662,380	227,731	135,077

M&E - 1.40%	1,719,663	89,304	273,454	223,492

M&E - 1.45%	3,355,387	765,068	430,419	368,033

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	16,973	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	30,524	—	12,623	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	36,232	8,792	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.099429	$1.064476	$1.273739	$1.199933

M&E - 1.40%	$20.081126	$91.039643	$17.545253	$19.530450

M&E - 1.45%	$1.095092	$1.060274	$1.268706	$1.195196

M&E - 1.65%	$1.067065	$1.456356	$1.668382	$1.487908

M&E - 1.70%	$1.065953	$1.454830	$1.666620	$1.486362

M&E - 1.80%	$1.063714	$1.451797	$1.663132	$1.483232

M&E - 1.85%	$1.062592	$1.450263	$1.661382	$1.481681

M&E - 1.50%	$1.023317	$1.395136	$1.583532	$1.451615

M&E - 1.90%	$1.016607	$1.386018	$1.573174	$1.442111

M&E - 2.10%	$1.013293	$1.381479	$1.568046	$1.437387

M&E - 2.30%	$1.009963	$1.376971	$1.562937	$1.432694

M&E - 2.50%	$1.006681	$1.372503	$1.557849	$1.428036

See accompanying notes.

11

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,412,953.199	1,482,579.287	1,534,169.386	1,916,103.787

Cost	$138,620,688	$53,260,114	$19,674,488	$26,783,060

Number of shares - Service	1,377,590.897	297,654.676	3,343,226.644	2,465,968.398

Cost	$36,706,899	$6,529,550	$42,705,071	$32,512,381

Investments in mutual funds, at net asset value	$178,883,683	$44,775,747	$63,436,831	$68,059,080
Receivable for units sold	—	—	—	—

Total assets	178,883,683	44,775,747	63,436,831	68,059,080

Liabilities
Payable for units redeemed	20	22	49	4

	$178,883,663	$44,775,725	$63,436,782	$68,059,076

Net Assets:
Deferred annuity contracts terminable by owners	$178,883,663	$44,775,725	$63,436,782	$68,059,076

Total net assets	$178,883,663	$44,775,725	$63,436,782	$68,059,076

See accompanying notes.

12

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	3,149,253	1,388,317	1,568,866	2,409,688

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$43.285226	$26.878966	$12.732053	$12.340986

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

13

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	2,767,334	232,538	1,826,314	2,195,500

M&E - 1.40%	851,824	266,754	2,899,961	2,610,969

M&E - 1.45%	2,658,462	142,197	3,902,748	3,431,452

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	90,922	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	20,385	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	19,071	—	97,061	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.114620	$0.978656	$1.129251	$1.108933

M&E - 1.40%	$42.825485	$26.590087	$12.692848	$12.292854

M&E - 1.45%	$1.110229	$0.974799	$1.124769	$1.104555

M&E - 1.65%	$1.372873	$1.269731	$1.104035	$1.390256

M&E - 1.70%	$1.371412	$1.268404	$1.102885	$1.388793

M&E - 1.80%	$1.368526	$1.265741	$1.100561	$1.385876

M&E - 1.85%	$1.367104	$1.264427	$1.099405	$1.384409

M&E - 1.50%	$1.317332	$1.247105	$1.051026	$1.356839

M&E - 1.90%	$1.308726	$1.238934	$1.044119	$1.347963

M&E - 2.10%	$1.304435	$1.234886	$1.040700	$1.343542

M&E - 2.30%	$1.300188	$1.230861	$1.037311	$1.339173

M&E - 2.50%	$1.295964	$1.226842	$1.033933	$1.334826

See accompanying notes.

14

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	633,072.038	739,412.786	1,155,239.245	431,356.859

Cost	$12,265,622	$7,797,350	$16,198,435	$4,687,646

Number of shares - Service	546,710.788	290,749.032	420,475.880	153,627.528

Cost	$9,737,785	$2,470,531	$4,323,171	$1,660,096

Investments in mutual funds, at net asset value	$27,090,983	$10,078,141	$18,643,853	$8,458,874
Receivable for units sold	—	—	11	—

Total assets	27,090,983	10,078,141	18,643,864	8,458,874

Liabilities
Payable for units redeemed	14	1	—	1

	$27,090,969	$10,078,140	$18,643,864	$8,458,873

Net Assets:
Deferred annuity contracts terminable by owners	$27,090,969	$10,078,140	$18,643,864	$8,458,873

Total net assets	$27,090,969	$10,078,140	$18,643,864	$8,458,873

See accompanying notes.

15

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	859,017	1,259,394	1,922,997	680,739

M&E - 1.45%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$16.994593	$5.753754	$7.112878	$9.162708

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.65%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.70%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.85%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.10%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.50%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

16

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	568,849	134,241	249,407	92,814

M&E - 1.40%	600,867	462,543	650,464	218,730

M&E - 1.45%	1,237,964	47,426	87,872	84,864

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	44,731	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.50%	4,194	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	8,102	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.259978	$1.029497	$1.041229	$1.225345

M&E - 1.40%	$16.852871	$5.718526	$7.094931	$9.162687

M&E - 1.45%	$1.255021	$1.025426	$1.037121	$1.220496

M&E - 1.65%	$1.725301	$1.440292	$1.349630	$1.643048

M&E - 1.70%	$1.723500	$1.438777	$1.348192	$1.641301

M&E - 1.80%	$1.719857	$1.435747	$1.345369	$1.637854

M&E - 1.85%	$1.718071	$1.434257	$1.343964	$1.636146

M&E - 1.50%	$1.526778	$1.424414	$1.273370	$1.644536

M&E - 1.90%	$1.516792	$1.415086	$1.265045	$1.633783

M&E - 2.10%	$1.511832	$1.410479	$1.260895	$1.628441

M&E - 2.30%	$1.506908	$1.405870	$1.256775	$1.623118

M&E - 2.50%	$1.501990	$1.401293	$1.252692	$1.617838

See accompanying notes.

17

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,963,820.759	3,761,708.952	1,185,298.068

Cost	$27,675,987	$63,035,590	$22,877,870

Number of shares - Service	1,148,123.800	790,168.387	—

Cost	$15,786,832	$6,198,879	$—

Investments in mutual funds, at net asset value	$54,775,057	$39,613,353	$24,749,024
Receivable for units sold	—	14	6

Total assets	54,775,057	39,613,367	24,749,030

Liabilities
Payable for units redeemed	17	—	—

	$54,775,040	$39,613,367	$24,749,030

Net Assets:
Deferred annuity contracts terminable by owners	$54,775,040	$39,613,367	$24,749,030

Total net assets	$54,775,040	$39,613,367	$24,749,030

See accompanying notes.

18

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	47,357

M&E - 1.40%	2,549,132	5,095,148	1,944,521

M&E - 1.45%	—	—	81,161

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	—

M&E - 1.80%	—	—	—

M&E - 1.85%	—	—	—

M&E - 1.50%	—	—	—

M&E - 1.90%	—	—	—

M&E - 2.10%	—	—	—

M&E - 2.30%	—	—	—

M&E - 2.50%	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$1.248282

M&E - 1.40%	$13.574236	$6.437911	$12.645276

M&E - 1.45%	$0.000000	$0.000000	$1.243330

M&E - 1.65%	$0.000000	$0.000000	$1.500132

M&E - 1.70%	$0.000000	$0.000000	$1.498570

M&E - 1.80%	$0.000000	$0.000000	$1.495442

M&E - 1.85%	$0.000000	$0.000000	$1.493861

M&E - 1.50%	$0.000000	$0.000000	$1.384583

M&E - 1.90%	$0.000000	$0.000000	$1.375524

M&E - 2.10%	$0.000000	$0.000000	$1.371033

M&E - 2.30%	$0.000000	$0.000000	$1.366552

M&E - 2.50%	$0.000000	$0.000000	$1.362102

See accompanying notes.

19

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	1,028,138	262,023	—

M&E - 1.40%	1,272,820	947,014	—

M&E - 1.45%	1,471,094	484,458	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	—

M&E - 1.80%	52,199	—	—

M&E - 1.85%	—	—	—

M&E - 1.50%	—	—	—

M&E - 1.90%	—	—	—

M&E - 2.10%	—	9,337	—

M&E - 2.30%	—	—	—

M&E - 2.50%	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.176271	$1.037076	$0.000000

M&E - 1.40%	$13.483092	$6.364074	$0.000000

M&E - 1.45%	$1.171625	$1.032968	$0.000000

M&E - 1.65%	$1.499628	$1.470618	$0.000000

M&E - 1.70%	$1.498031	$1.469064	$0.000000

M&E - 1.80%	$1.494902	$1.465997	$0.000000

M&E - 1.85%	$1.493350	$1.464455	$0.000000

M&E - 1.50%	$1.417690	$1.322071	$0.000000

M&E - 1.90%	$1.408405	$1.313424	$0.000000

M&E - 2.10%	$1.403803	$1.309118	$0.000000

M&E - 2.30%	$1.399235	$1.304851	$0.000000

M&E - 2.50%	$1.394676	$1.300592	$0.000000

See accompanying notes.

20

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount
Net investment income (loss)
Income:
Dividends	$489,903	$1,427,179	$3,116,672	$825,686
Expenses:
Administrative, mortality and expense risk charges	871,478	984,003	2,878,379	918,794

Net investment income (loss)	(381,575)	443,176	238,293	(93,108)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	36,569,297	13,348,766	38,344,677	11,540,649
Cost of investments sold	36,569,297	15,578,944	35,119,759	12,524,443

Net realized capital gains (losses) on investments	—	(2,230,178)	3,224,918	(983,794)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(8,425,791)	11,101,974	(10,544,368)
End of period	—	(3,916,888)	14,278,881	(5,639,786)

Net change in unrealized appreciation/depreciation of investments	—	4,508,903	3,176,907	4,904,582

Net realized and unrealized capital gains (losses) on investments	—	2,278,725	6,401,825	3,920,788

Increase (decrease) in net assets from operations	$(381,575)	$2,721,901	$6,640,118	$3,827,680

See accompanying notes.

21

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$1,375,220	$1,121,054	$224,728	$2,016,917
Expenses:
Administrative, mortality and expense risk charges	1,661,613	401,386	292,725	389,599

Net investment income (loss)	(286,393)	719,668	(67,997)	1,627,318

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	328,161	—
Proceeds from sales	25,073,688	6,173,960	4,410,353	7,161,185
Cost of investments sold	26,386,108	8,723,188	4,034,468	9,438,533

Net realized capital gains (losses) on investments	(1,312,420)	(2,549,228)	704,046	(2,277,348)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(8,288,909)	(5,197,747)	2,236,609	(3,202,507)
End of period	(380,810)	2,625,369	5,176,044	(286,618)

Net change in unrealized appreciation/depreciation of investments	7,908,099	7,823,116	2,939,435	2,915,889

Net realized and unrealized capital gains (losses) on investments	6,595,679	5,273,888	3,643,481	638,541

Increase (decrease) in net assets from operations	$6,309,286	$5,993,556	$3,575,484	$2,265,859

See accompanying notes.

22

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Quality Bond Subaccount	Developing Leaders Subaccount	Small Company Stock Subaccount	Special Value Subaccount
Net investment income (loss)
Income:
Dividends	$4,439,849	$185,831	$—	$145,316
Expenses:
Administrative, mortality and expense risk charges	1,565,167	1,532,480	331,851	344,964

Net investment income (loss)	2,874,682	(1,346,649)	(331,851)	(199,648)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,567,042	2,284,112
Proceeds from sales	26,825,097	22,496,401	7,267,336	6,508,966
Cost of investments sold	26,886,809	29,828,708	5,498,583	6,050,448

Net realized capital gains (losses) on investments	(61,712)	(7,332,307)	3,335,795	2,742,630

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	142,630	(8,131,618)	4,097,051	1,839,332
End of period	(964,951)	10,529,754	4,877,258	1,805,795

Net change in unrealized appreciation/depreciation of investments	(1,107,581)	18,661,372	780,207	(33,537)

Net realized and unrealized capital gains (losses) on investments	(1,169,293)	11,329,065	4,116,002	2,709,093

Increase (decrease) in net assets from operations	$1,705,389	$9,982,416	$3,784,151	$2,509,445

See accompanying notes.

23

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Net investment income (loss)
Income:
Dividends	$3,023,179	$155,243	$2,766,667	$728,118
Expenses:
Administrative, mortality and expense risk charges	2,501,754	654,656	926,909	924,092

Net investment income (loss)	521,425	(499,413)	1,839,758	(195,974)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	29,832,905	9,231,087	15,531,040	10,706,424
Cost of investments sold	30,099,795	11,353,890	15,770,244	10,485,529

Net realized capital gains (losses) on investments	(266,890)	(2,122,803)	(239,204)	220,895

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,401,152)	(19,628,298)	911,872	2,558,495
End of period	3,556,096	(15,013,917)	1,057,272	8,763,639

Net change in unrealized appreciation/depreciation of investments	14,957,248	4,614,381	145,400	6,205,144

Net realized and unrealized capital gains (losses) on investments	14,690,358	2,491,578	(93,804)	6,426,039

Increase (decrease) in net assets from operations	$15,211,783	$1,992,165	$1,745,954	$6,230,065

See accompanying notes.

24

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$88,974	$39,096
Expenses:
Administrative, mortality and expense risk charges	363,347	137,091	260,926	106,353

Net investment income (loss)	(363,347)	(137,091)	(171,952)	(67,257)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,193,029	—	—	—
Proceeds from sales	5,808,758	1,424,989	3,577,091	2,237,002
Cost of investments sold	4,559,470	2,087,814	5,341,732	2,562,913

Net realized capital gains (losses) on investments	3,442,317	(662,825)	(1,764,641)	(325,911)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,197,410	(1,756,309)	(4,889,460)	242,448
End of period	5,087,576	(189,740)	(1,877,753)	2,111,132

Net change in unrealized appreciation/depreciation of investments	(109,834)	1,566,569	3,011,707	1,868,684

Net realized and unrealized capital gains (losses) on investments	3,332,483	903,744	1,247,066	1,542,773

Increase (decrease) in net assets from operations	$2,969,136	$766,653	$1,075,114	$1,475,516

See accompanying notes.

25

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$159,617	$—	$—
Expenses:
Administrative, mortality and expense risk charges	732,771	577,158	335,690

Net investment income (loss)	(573,154)	(577,158)	(335,690)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,271,238	—	—
Proceeds from sales	10,151,166	9,840,848	5,358,425
Cost of investments sold	8,593,215	19,865,479	7,935,202

Net realized capital gains (losses) on investments	2,829,189	(10,024,631)	(2,576,777)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,292,073	(39,400,571)	(4,195,873)
End of period	11,312,238	(29,621,116)	1,871,154

Net change in unrealized appreciation/depreciation of investments	4,020,165	9,779,455	6,067,027

Net realized and unrealized capital gains (losses) on investments	6,849,354	(245,176)	3,490,250

Increase (decrease) in net assets from operations	$6,276,200	$(822,334)	$3,154,560

See accompanying notes.

26

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Money Market Subaccount		Balanced Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(381,575)	$(563,640)	$443,176	$230,773
Net realized capital gains (losses) on investments	—	—	(2,230,178)	(4,339,779)
Net change in unrealized appreciation/depreciation of investments	—	—	4,508,903	15,086,404

Increase (decrease) in net assets from operations	(381,575)	(563,640)	2,721,901	10,977,398

Contract transactions
Net contract purchase payments	349,925	1,070,197	584,682	655,550
Transfer payments from (to) other subaccounts or general account	2,826,502	1,838,770	742,605	2,333,910
Contract terminations, withdrawals, and other deductions	(20,884,493)	(34,360,452)	(11,077,728)	(11,095,355)
Contract maintenance charges	(44,576)	(41,941)	(36,935)	(38,448)

Increase (decrease) in net assets from contract transactions	(17,752,642)	(31,493,426)	(9,787,376)	(8,144,343)

Net increase (decrease) in net assets	(18,134,217)	(32,057,066)	(7,065,475)	2,833,055

Net assets:
Beginning of the period	72,857,154	104,914,220	75,462,285	72,629,230

End of the period	$54,722,937	$72,857,154	$68,396,810	$75,462,285

See accompanying notes.

27

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Appreciation Subaccount		Disciplined Stock Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$238,293	$(133,903)	$(93,108)	$(394,079)
Net realized capital gains (losses) on investments	3,224,918	(2,397,233)	(983,794)	(4,063,810)
Net change in unrealized appreciation/depreciation of investments	3,176,907	39,631,833	4,904,582	17,479,818

Increase (decrease) in net assets from operations	6,640,118	37,100,697	3,827,680	13,021,929

Contract transactions
Net contract purchase payments	1,059,604	3,161,056	403,065	612,550
Transfer payments from (to) other subaccounts or general account	(913,287)	1,895,433	(833,473)	(3,300,317)
Contract terminations, withdrawals, and other deductions	(33,557,512)	(28,082,811)	(9,331,798)	(9,014,225)
Contract maintenance charges	(124,094)	(132,869)	(33,583)	(37,532)

Increase (decrease) in net assets from contract transactions	(33,535,289)	(23,159,191)	(9,795,789)	(11,739,524)

Net increase (decrease) in net assets	(26,895,171)	13,941,506	(5,968,109)	1,282,405

Net assets:
Beginning of the period	222,272,378	208,330,872	69,939,064	68,656,659

End of the period	$195,377,207	$222,272,378	$63,970,955	$69,939,064

See accompanying notes.

28

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Growth and Income Subaccount		International Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(286,393)	$(744,233)	$719,668	$792,119
Net realized capital gains (losses) on investments	(1,312,420)	(6,087,564)	(2,549,228)	(5,795,287)
Net change in unrealized appreciation/depreciation of investments	7,908,099	33,517,926	7,823,116	13,548,603

Increase (decrease) in net assets from operations	6,309,286	26,686,129	5,993,556	8,545,435

Contract transactions
Net contract purchase payments	668,052	692,896	111,524	205,612
Transfer payments from (to) other subaccounts or general account	(335,725)	655,531	1,482,376	184,559
Contract terminations, withdrawals, and other deductions	(22,275,319)	(18,731,936)	(4,884,662)	(3,533,051)
Contract maintenance charges	(66,007)	(72,506)	(17,189)	(15,646)

Increase (decrease) in net assets from contract transactions	(22,008,999)	(17,456,015)	(3,307,951)	(3,158,526)

Net increase (decrease) in net assets	(15,699,713)	9,230,114	2,685,605	5,386,909

Net assets:
Beginning of the period	130,644,562	121,414,448	28,823,706	23,436,797

End of the period	$114,944,849	$130,644,562	$31,509,311	$28,823,706

See accompanying notes.

29

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	International Value Subaccount		Limited Term High Yield Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(67,997)	$(26,038)	$1,627,318	$2,031,032
Net realized capital gains (losses) on investments	704,046	(1,228,617)	(2,277,348)	(4,189,938)
Net change in unrealized appreciation/depreciation of investments	2,939,435	6,110,503	2,915,889	8,256,122

Increase (decrease) in net assets from operations	3,575,484	4,855,848	2,265,859	6,097,216

Contract transactions
Net contract purchase payments	85,223	194,108	344,198	592,428
Transfer payments from (to) other subaccounts or general account	2,898,522	1,227,320	451,031	5,651,700
Contract terminations, withdrawals, and other deductions	(3,018,982)	(2,272,605)	(4,571,567)	(3,871,773)
Contract maintenance charges	(14,542)	(11,113)	(15,621)	(16,325)

Increase (decrease) in net assets from contract transactions	(49,779)	(862,290)	(3,791,959)	2,356,030

Net increase (decrease) in net assets	3,525,705	3,993,558	(1,526,100)	8,453,246

Net assets:
Beginning of the period	19,931,331	15,937,773	29,333,552	20,880,306

End of the period	$23,457,036	$19,931,331	$27,807,452	$29,333,552

See accompanying notes.

30

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Quality Bond Subaccount		Developing Leaders Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$2,874,682	$3,350,565	$(1,346,649)	$(1,431,721)
Net realized capital gains (losses) on investments	(61,712)	3,277,460	(7,332,307)	(15,098,469)
Net change in unrealized appreciation/depreciation of investments	(1,107,581)	(1,841,144)	18,661,372	43,994,494

Increase (decrease) in net assets from operations	1,705,389	4,786,881	9,982,416	27,464,304

Contract transactions
Net contract purchase payments	685,801	1,900,244	681,833	479,523
Transfer payments from (to) other subaccounts or general account	(5,819,134)	(1,142,760)	(144,731)	(2,530,365)
Contract terminations, withdrawals, and other deductions	(16,763,497)	(21,870,873)	(19,212,241)	(14,709,144)
Contract maintenance charges	(50,523)	(62,096)	(54,246)	(58,245)

Increase (decrease) in net assets from contract transactions	(21,947,353)	(21,175,485)	(18,729,385)	(16,818,231)

Net increase (decrease) in net assets	(20,241,964)	(16,388,604)	(8,746,969)	10,646,073

Net assets:
Beginning of the period	125,575,056	141,963,660	115,395,672	104,749,599

End of the period	$105,333,092	$125,575,056	$106,648,703	$115,395,672

See accompanying notes.

31

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Small Company Stock Subaccount		Special Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(331,851)	$(234,910)	$(199,648)	$(101,900)
Net realized capital gains (losses) on investments	3,335,795	98,925	2,742,630	(850,789)
Net change in unrealized appreciation/depreciation of investments	780,207	6,616,439	(33,537)	6,928,712

Increase (decrease) in net assets from operations	3,784,151	6,480,454	2,509,445	5,976,023

Contract transactions
Net contract purchase payments	158,058	345,780	140,964	98,147
Transfer payments from (to) other subaccounts or general account	1,972,759	3,496,345	600,861	756,428
Contract terminations, withdrawals, and other deductions	(4,042,013)	(2,530,450)	(5,400,198)	(2,920,404)
Contract maintenance charges	(16,082)	(11,970)	(12,082)	(11,757)

Increase (decrease) in net assets from contract transactions	(1,927,278)	1,299,705	(4,670,455)	(2,077,586)

Net increase (decrease) in net assets	1,856,873	7,780,159	(2,161,010)	3,898,437

Net assets:
Beginning of the period	24,135,890	16,355,731	26,138,119	22,239,682

End of the period	$25,992,763	$24,135,890	$23,977,109	$26,138,119

See accompanying notes.

32

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Dreyfus Stock Index Subaccount		The Dreyfus Socially Responsible Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$521,425	$43,308	$(499,413)	$(623,586)
Net realized capital gains (losses) on investments	(266,890)	(6,077,682)	(2,122,803)	(5,329,003)
Net change in unrealized appreciation/depreciation of investments	14,957,248	45,757,508	4,614,381	16,340,872

Increase (decrease) in net assets from operations	15,211,783	39,723,134	1,992,165	10,388,283

Contract transactions
Net contract purchase payments	756,829	1,416,122	186,717	243,929
Transfer payments from (to) other subaccounts or general account	2,442,906	2,541,935	(1,285,712)	(2,582,196)
Contract terminations, withdrawals, and other deductions	(26,338,638)	(18,775,935)	(7,070,260)	(6,871,570)
Contract maintenance charges	(107,437)	(113,116)	(37,336)	(40,884)

Increase (decrease) in net assets from contract transactions	(23,246,340)	(14,930,994)	(8,206,591)	(9,250,721)

Net increase (decrease) in net assets	(8,034,557)	24,792,140	(6,214,426)	1,137,562

Net assets:
Beginning of the period	186,918,220	162,126,080	50,990,151	49,852,589

End of the period	$178,883,663	$186,918,220	$44,775,725	$50,990,151

See accompanying notes.

33

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Core Bond Subaccount		Core Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$1,839,758	$1,989,250	$(195,974)	$(336,309)
Net realized capital gains (losses) on investments	(239,204)	1,423,958	220,895	(1,951,475)
Net change in unrealized appreciation/depreciation of investments	145,400	728,622	6,205,144	16,227,646

Increase (decrease) in net assets from operations	1,745,954	4,141,830	6,230,065	13,939,862

Contract transactions
Net contract purchase payments	343,684	2,176,355	302,130	1,229,373
Transfer payments from (to) other subaccounts or general account	(1,671,229)	3,866,771	3,776,600	4,113,264
Contract terminations, withdrawals, and other deductions	(9,515,681)	(10,283,321)	(8,402,037)	(6,496,706)
Contract maintenance charges	(46,319)	(48,238)	(61,487)	(55,296)

Increase (decrease) in net assets from contract transactions	(10,889,545)	(4,288,433)	(4,384,794)	(1,209,365)

Net increase (decrease) in net assets	(9,143,591)	(146,603)	1,845,271	12,730,497

Net assets:
Beginning of the period	72,580,373	72,726,976	66,213,805	53,483,308

End of the period	$63,436,782	$72,580,373	$68,059,076	$66,213,805

See accompanying notes.

34

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Emerging Leaders Subaccount		Founders Discovery Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(363,347)	$(273,603)	$(137,091)	$(122,123)
Net realized capital gains (losses) on investments	3,442,317	(65,770)	(662,825)	(1,475,834)
Net change in unrealized appreciation/depreciation of investments	(109,834)	7,936,983	1,566,569	4,205,941

Increase (decrease) in net assets from operations	2,969,136	7,597,610	766,653	2,607,984

Contract transactions
Net contract purchase payments	101,541	953,340	53,603	125,654
Transfer payments from (to) other subaccounts or general account	1,825,028	2,827,795	(131,198)	(91,672)
Contract terminations, withdrawals, and other deductions	(3,928,843)	(1,639,225)	(838,501)	(728,408)
Contract maintenance charges	(19,846)	(15,595)	(9,644)	(10,426)

Increase (decrease) in net assets from contract transactions	(2,022,120)	2,126,315	(925,740)	(704,852)

Net increase (decrease) in net assets	947,016	9,723,925	(159,087)	1,903,132

Net assets:
Beginning of the period	26,143,953	16,420,028	10,237,227	8,334,095

End of the period	$27,090,969	$26,143,953	$10,078,140	$10,237,227

See accompanying notes.

35

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Founders Growth Subaccount		Founders International Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(171,952)	$(244,027)	$(67,257)	$(75,528)
Net realized capital gains (losses) on investments	(1,764,641)	(3,330,814)	(325,911)	(1,014,846)
Net change in unrealized appreciation/depreciation of investments	3,011,707	8,002,871	1,868,684	2,861,655

Increase (decrease) in net assets from operations	1,075,114	4,428,030	1,475,516	1,771,281

Contract transactions
Net contract purchase payments	83,106	213,348	34,146	121,058
Transfer payments from (to) other subaccounts or general account	(134,733)	925,684	525,025	564,377
Contract terminations, withdrawals, and other deductions	(1,947,334)	(2,299,355)	(995,061)	(816,597)
Contract maintenance charges	(17,131)	(17,963)	(8,173)	(7,535)

Increase (decrease) in net assets from contract transactions	(2,016,092)	(1,178,286)	(444,063)	(138,697)

Net increase (decrease) in net assets	(940,978)	3,249,744	1,031,453	1,632,584

Net assets:
Beginning of the period	19,584,842	16,335,098	7,427,420	5,794,836

End of the period	$18,643,864	$19,584,842	$8,458,873	$7,427,420

See accompanying notes.

36

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	MidCap Stock Subaccount		Technology Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(573,154)	$(514,752)	$(577,158)	$(546,914)
Net realized capital gains (losses) on investments	2,829,189	(617,847)	(10,024,631)	(13,621,739)
Net change in unrealized appreciation/depreciation of investments	4,020,165	13,073,450	9,779,455	29,585,451

Increase (decrease) in net assets from operations	6,276,200	11,940,851	(822,334)	15,416,798

Contract transactions
Net contract purchase payments	417,973	1,167,083	85,413	572,661
Transfer payments from (to) other subaccounts or general account	1,184,831	4,492,181	(1,451,938)	965,185
Contract terminations, withdrawals, and other deductions	(7,295,907)	(4,641,755)	(4,466,286)	(3,896,263)
Contract maintenance charges	(49,219)	(44,879)	(43,593)	(48,678)

Increase (decrease) in net assets from contract transactions	(5,742,322)	972,630	(5,876,404)	(2,407,095)

Net increase (decrease) in net assets	533,878	12,913,481	(6,698,738)	13,009,703

Net assets:
Beginning of the period	54,241,162	41,327,681	46,312,105	33,302,402

End of the period	$54,775,040	$54,241,162	$39,613,367	$46,312,105

See accompanying notes.

37

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Transamerica Equity Subaccount
	2004	2003
Operations
Net investment income (loss)	$(335,690)	$(323,703)
Net realized capital gains (losses) on investments	(2,576,777)	(5,400,822)
Net change in unrealized appreciation/depreciation of investments	6,067,027	11,683,820

Increase (decrease) in net assets from operations	3,154,560	5,959,295

Contract transactions
Net contract purchase payments	58,491	353,555
Transfer payments from (to) other subaccounts or general account	(354,457)	(1,422,670)
Contract terminations, withdrawals, and other deductions	(3,482,881)	(2,567,173)
Contract maintenance charges	(14,097)	(15,823)

Increase (decrease) in net assets from contract transactions	(3,792,944)	(3,652,111)

Net increase (decrease) in net assets	(638,384)	2,307,184

Net assets:
Beginning of the period	25,387,414	23,080,230

End of the period	$24,749,030	$25,387,414

See accompanying notes.

38

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

The Separate Account VA-2L of Transamerica Occidental Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Occidental Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, issued by Transamerica Life.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Equity Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Equity Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Fund:
Dreyfus Variable Investments Fund:	Dreyfus Stock Index Fund
Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Variable Investment Fund:	Dreyfus Investment Portfolios:
Balanced Portfolio	Core Bond Portfolio
Appreciation Portfolio	Core Value Portfolio
Disciplined Stock Portfolio	Emerging Leaders Portfolio
Growth and Income Portfolio	Founders Discovery Portfolio
International Equity Portfolio	Founders Growth Portfolio
International Value Portfolio	Founders International Equity Portfolio
Limited Term High Yield Portfolio	MidCap Stock Portfolio
Quality Bond Portfolio	Technology Growth Portfolio
Developing Leaders Portfolio	AEGON/Transamerica Series Fund, Inc.:
Small Company Stock Portfolio	Transamerica Equity
Special Value Portfolio

39

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

40

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
Dreyfus Variable Investments Fund:
Money Market Portfolio	$18,435,194	$36,569,297
Dreyfus Variable Investment Fund:
Balanced Portfolio
Initial	2,062,218	9,279,699
Service	1,942,369	4,069,067
Appreciation Portfolio
Initial	3,299,789	31,598,971
Service	1,747,876	6,745,706
Disciplined Stock Portfolio
Initial	1,138,893	10,385,392
Service	512,688	1,155,257
Growth and Income Portfolio
Initial	1,471,606	21,851,813
Service	1,306,694	3,221,875
International Equity Portfolio
Initial	2,209,388	4,846,759
Service	1,376,290	1,327,201
International Value Portfolio
Initial	2,741,101	2,692,192
Service	1,879,637	1,718,161
Limited Term High Yield Portfolio
Initial	2,632,530	4,376,618
Service	2,371,069	2,784,567
Quality Bond Portfolio
Initial	3,014,651	17,928,272
Service	4,737,756	8,896,825
Developing Leaders Portfolio
Initial	830,692	19,540,540
Service	1,589,692	2,955,861
Small Company Stock Portfolio
Initial	2,989,762	3,759,869
Service	3,585,478	3,507,467
Special Value Portfolio
Initial	2,736,586	5,348,107
Service	1,186,409	1,160,859

41

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Dreyfus Stock Index Fund
Initial	$3,792,322	$23,414,928
Service	3,315,673	6,417,977
The Dreyfus Socially Responsible Growth Fund, Inc.
Initial	278,544	8,139,435
Service	246,545	1,091,652
Dreyfus Investment Portfolios:
Core Bond Portfolio
Initial	2,164,014	6,966,469
Service	4,317,267	8,564,571
Core Value Portfolio
Initial	3,988,391	3,880,073
Service	2,137,262	6,826,351
Emerging Leaders Portfolio
Initial	3,409,957	2,907,711
Service	2,206,327	2,901,047
Founders Discovery Portfolio
Initial	215,114	963,186
Service	146,922	461,803
Founders Growth Portfolio
Initial	725,740	2,291,222
Service	663,299	1,285,869
Founders International Equity Portfolio
Initial	1,142,383	1,547,699
Service	583,300	689,303
MidCap Stock Portfolio
Initial	3,232,194	5,018,398
Service	1,874,572	5,132,768
Technology Growth Portfolio
Initial	627,592	6,676,934
Service	2,759,684	3,163,914
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	1,229,798	5,358,425

42

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Balanced Subaccount	Appreciation Subaccount	Disciplined Stock Subaccount	Growth and Income Subaccount
Units outstanding at January 1, 2003	77,935,104	7,506,794	10,847,921	5,759,638	6,772,664
Units purchased	1,534,844	261,514	2,521,370	244,210	294,775
Units redeemed and transferred	(24,685,983)	(256,143)	1,764,742	(689,574)	(456,414)

Units outstanding at December 31, 2003	54,783,965	7,512,166	15,134,033	5,314,274	6,611,025
Units purchased	380,671	209,023	103,276	56,658	66,329
Units redeemed and transferred	(13,810,428)	(771,023)	(1,931,492)	(768,543)	(907,151)

Units outstanding at December 31, 2004	41,354,208	6,950,166	13,305,817	4,602,389	5,770,203

	International Equity Subaccount	International Value Subaccount	Limited Term High Yield Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Units outstanding at January 1, 2003	2,236,564	1,964,025	3,260,167	11,360,372	2,350,190
Units purchased	97,230	157,345	174,768	996,379	240,749
Units redeemed and transferred	(36,315)	258,298	405,123	2,359,476	346,246

Units outstanding at December 31, 2003	2,297,479	2,379,669	3,840,058	14,716,227	2,937,185
Units purchased	14,757	22,716	36,211	65,399	72,970
Units redeemed and transferred	(438,466)	(172,848)	(320,790)	(1,819,148)	(431,241)

Units outstanding at December 31, 2004	1,873,770	2,229,537	3,555,479	12,962,478	2,578,914

43

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Small Company Stock Subaccount	Special Value Subaccount	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount
Units outstanding at January 1, 2003	1,709,610	1,968,959	7,316,840	2,601,995	8,897,378
Units purchased	165,420	83,211	663,716	71,624	1,452,379
Units redeemed and transferred	258,286	(116,184)	1,753,818	(335,526)	1,795,513

Units outstanding at December 31, 2003	2,133,316	1,935,986	9,734,374	2,338,093	12,145,269
Units purchased	19,866	8,116	53,427	34,761	42,953
Units redeemed and transferred	(62,315)	(247,883)	(321,472)	(343,048)	(1,802,350)

Units outstanding at December 31, 2004	2,090,867	1,696,219	9,466,329	2,029,806	10,385,872

	Core Value Subaccount	Emerging Leaders Subaccount	Founders Discovery Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount
Units outstanding at January 1, 2003	8,668,753	2,466,783	2,139,569	3,268,939	1,102,375
Units purchased	799,662	593,203	95,531	81,247	27,979
Units redeemed and transferred	2,023,388	691,150	(189,523)	(207,401)	(8,047)

Units outstanding at December 31, 2003	11,491,803	3,751,136	2,045,577	3,142,785	1,122,306
Units purchased	83,315	22,248	52,245	55,971	5,475
Units redeemed and transferred	(927,509)	(449,660)	(194,218)	(288,016)	(50,634)

Units outstanding at December 31, 2004	10,647,609	3,323,724	1,903,604	2,910,740	1,077,147

44

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	MidCap Stock Subaccount	Technology Growth Subaccount	Transamerica Equity Subaccount

Units outstanding at January 1, 2003	5,745,043	7,904,289	2,771,016
Units purchased	626,455	237,827	54,479
Units redeemed and transferred	491,813	(405,089)	(414,216)

Units outstanding at December 31, 2003	6,863,312	7,737,027	2,411,278
Units purchased	64,861	52,881	7,736
Units redeemed and transferred	(554,790)	(991,928)	(345,975)

Units outstanding at December 31, 2004	6,373,383	6,797,980	2,073,039

45

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Money Market	12/31/2004 12/31/2003 12/31/2002 12/31/2001	41,354,208 54,783,965 77,935,104 81,225,136	$0.99 to $0.97 0.99 to 0.99 1.00 to 1.00 1.35 to 1.35	$54,722,937 72,857,154 104,914,220 109,558,331	0.78 0.71 1.45 3.76%	1.30% to 2.50% 1.30 to 2.50 1.30 to 1.85 1.40	(0.49)% to (1.66)% (0.60) to (1.24) 0.04 to (0.11) 2.53 to 2.53

Balanced	12/31/2004 12/31/2003 12/31/2002 12/31/2001	6,950,166 7,512,166 7,506,794 7,065,138	1.06 to 1.15 1.02 to 1.12 0.87 to 1.00 12.95 to 12.92	68,396,810 75,462,285 72,629,230 91,457,535	2.02 1.71 1.56 2.02	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	4.21 to 2.99 16.50 to 11.83 (12.86) to 0.33 (10.39) to (11.08)

Appreciation	12/31/2004 12/31/2003 12/31/2002 12/31/2001	13,305,817 15,134,033 10,847,921 8,098,667	1.03 to 1.19 1.00 to 1.16 0.84 to 0.98 34.05 to 33.93	195,377,207 222,272,378 208,330,872 275,694,302	1.51 1.33 1.02 0.79	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	3.45 to 2.23 19.28 to 16.08 (16.27) to (1.86) (10.57) to (10.06)

Disciplined Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,602,389 5,314,274 5,759,638 6,275,531	1.05 to 1.23 0.99 to 1.17 0.81 to 0.99 17.09 to 17.05	63,970,955 69,939,064 68,656,659 107,208,982	1.25 0.79 0.61 0.39	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	6.25 to 5.00 21.73 to 17.02 (19.00) to (1.05) (14.47) to (15.83)

Growth and Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,770,203 6,611,025 6,772,664 6,429,784	1.03 to 1.25 0.97 to 1.19 0.78 to 1.00 29.69 to 29.59	114,944,849 130,644,562 121,414,448 190,828,899	1.15 0.77 0.58 0.49	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	5.84 to 4.60 24.74 to 19.16 (21.93) to (0.48) (7.15) to (8.33)

International Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,873,770 2,297,479 2,236,564 2,363,898	1.38 to 1.64 1.13 to 1.35 0.80 to 1.01 14.42 to 14.38	31,509,311 28,823,706 23,436,797 34,073,214	3.88 4.68 2.70 0.80	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	22.60 to 21.16 40.74 to 35.50 (19.74) to 0.99 (30.17) to (31.08)

46

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
International Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,229,537 2,379,669 1,964,025 1,334,483	$1.28 to $1.60 1.08 to 1.37 0.80 to 1.00 12.07 to 12.09	$23,457,036 19,931,331 15,937,773 16,106,732	1.07 1.23 0.99 0.83%	1.30% to 2.50% 1.30 to 2.50 1.30 to 1.85 1.40	18.29% to 16.90% 34.54 to 37.10 (19.87) to 0.28 (14.42) to (13.62)

Limited Term High Yield	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,555,479 3,840,058 3,260,167 3,020,161	1.19 to 1.18 1.10 to 1.10 0.86 to 1.06 9.03 to 9.02	27,807,452 29,333,552 20,880,306 27,263,974	7.21 9.37 11.53 10.94	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	8.64 to 7.37 28.62 to 10.14 (14.49) to 6.35 (4.25) to (6.09)

Quality Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	12,962,478 14,716,227 11,360,372 6,041,023	1.10 to 1.01 1.08 to 1.00 1.04 to 1.02 18.10 to 18.04	$105,333,092 $125,575,056 141,963,660 109,257,150	3.94 3.82 5.01 6.01	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	1.72 to 0.53 3.44 to 0.14 4.49 to 2.09 5.21 to 3.63

Developing Leaders	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,578,914 2,937,185 2,350,190 1,813,235	1.06 to 1.37 0.97 to 1.27 0.75 to 1.03 80.96 to 80.65	106,648,703 115,395,672 104,749,599 146,774,773	0.17 0.03 0.04 0.43	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	9.62 to 8.33 29.67 to 26.70 (25.11) to 3.14 (7.42) to (6.34)

Small Company Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,090,867 2,133,316 1,709,610 1,616,858	1.27 to 1.56 1.09 to 1.35 0.78 to 1.02 13.60 to 13.55	25,992,763 24,135,890 16,355,731 21,977,818	0.00 0.11 0.20 0.07	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	16.66 to 15.29 40.77 to 35.12 (22.44) to 2.27 (2.90) to 0.70

Special Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,696,219 1,935,986 1,968,959 1,827,839	1.20 to 1.43 1.08 to 1.30 0.83 to 1.03 16.20 to 16.16	23,977,109 26,138,119 22,239,682 29,600,641	0.59 0.93 0.33 0.71	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	11.50 to 10.20 30.02 to 29.59 (17.23) to 3.31 (9.25) to (6.88)

Dreyfus Stock Index	12/31/2004 12/31/2003 12/31/2002 12/31/2001	9,466,329 9,734,374 7,316,840 5,655,271	1.11 to 1.30 1.02 to 1.20 0.81 to 1.00 40.93 to 40.80	178,883,663 186,918,220 162,126,080 231,397,898	1.68 1.42 1.29 1.08	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	8.93 to 7.65 26.41 to 20.38 (19.06) to 0.36 (13.40) to (15.10)

47

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
The Dreyfus Socially Responsible Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,029,806 2,338,093 2,601,995 3,043,806	$0.98 to $1.23 0.94 to 1.19 0.75 to 0.98 29.47 to 29.37	$44,775,725 50,990,151 49,852,589 89,680,515	0.33 0.09 0.17 0.06%	1.30% to 2.50% 1.30 to 2.50 1.30 to 1.85 1.40	4.58% to 3.35% 24.14 to 18.71 (24.61) to (1.54) (23.65) to (27.19)

Core Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	10,385,872 12,145,269 8,897,378 3,950,022	1.13 to 1.03 1.10 to 1.02 1.04 to 1.02 11.09 to 11.09	63,436,782 72,580,373 72,726,976 43,805,961	4.16 4.05 5.00 5.83	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	3.02 to 1.81 5.74 to 1.55 3.66 to 2.02 3.09 to 1.93

Core Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	10,647,609 11,491,803 8,668,753 4,413,218	1.11 to 1.33 1.01 to 1.23 0.80 to 1.01 11.70 to 11.70	68,059,076 66,213,805 53,483,308 51,650,023	1.10 0.81 0.80 0.04	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	10.01 to 8.72 26.50 to 22.78 (20.31) to 0.57 (3.44) to (2.38)

Emerging Leaders	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,323,724 3,751,136 2,466,783 1,067,442	1.26 to 1.50 1.12 to 1.35 0.77 to 1.06 13.09 to 13.08	27,090,969 26,143,953 16,420,028 13,969,950	0.00 0.00 0.00 0.00	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	12.72 to 11.40 45.28 to 34.83 (23.06) to 6.06 7.23 to 9.99

Founders Discovery	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,903,604 2,045,577 2,139,569 2,362,902	1.03 to 1.40 0.95 to 1.31 0.71 to 1.00 6.01 to 5.99	10,078,140 10,237,227 8,334,095 14,182,718	0.00 0.00 0.00 0.00	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	8.27 to 7.00 34.24 to 30.96 (29.17) to (0.25) (19.66) to (16.86)

Founders Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,910,740 3,142,785 3,268,939 3,445,927	1.04 to 1.25 0.98 to 1.19 0.76 to 0.99 7.33 to 7.32	18,643,864 19,584,842 16,335,098 25,261,986	0.47 0.00 0.08 0.08	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	6.29 to 5.05 29.05 to 19.25 (24.09) to (0.96) (21.14) to (23.54)

48

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Founders International Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,077,147 1,122,306 1,102,375 1,165,315	$1.23 to $1.62 1.01 to 1.35 0.75 to 1.02 7.86 to 7.87	$8,458,873 7,427,420 5,794,836 9,161,030	0.51 0.09 0.00 0.04%	1.30% to 2.50% 1.30 to 2.50 1.30 to 1.85 1.40	21.16% to 19.74% 34.18 to 35.11 (24.63) to 1.73 (30.54) to (31.43)

MidCap Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001	6,373,383 6,863,312 5,745,043 3,700,735	1.18 to 1.39 1.04 to 1.25 0.80 to 1.03 10.73 to 10.71	54,775,040 54,241,162 41,327,681 39,684,431	0.30 0.24 0.26 0.18	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	12.76 to 11.44 29.79 to 25.15 (19.63) to 3.15 (4.60) to (1.09)

Technology Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	6,797,980 7,737,027 7,904,289 9,542,812	1.04 to 1.30 1.05 to 1.33 0.70 to 1.01 7.31 to 7.27	39,613,367 46,312,105 33,302,402 69,681,950	0.00 0.00 0.00 0.00	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	(1.06) to (2.22) 48.68 to 33.01 (29.51) to 0.63 (34.06) to (41.34)

Transamerica Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,073,039 2,411,278 2,771,016 3,352,424	1.25 to 1.36 1.09 to 1.21 0.84 to 1.02 11.16 to 11.16	24,749,030 25,387,414 23,080,230 37,404,644	0.00 0.00 0.00 0.00	1.30 to 2.50 1.30 to 2.50 1.30 to 1.85 1.40	14.32 to 12.98 29.54 to 20.57 (15.71) to 1.98 (18.77) to (18.77)

49

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2002
1.45%	May 1, 2002
1.65%	November 11, 2002
1.70%	November 11, 2002
1.80%	November 11, 2002
1.85%	November 11, 2002
1.50%	May 1, 2003
1.90%	May 1, 2003
2.10%	May 1, 2003
2.30%	May 1, 2003
2.50%	May 1, 2003

50

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. The following is a list of the subaccounts and their corresponding lowest and highest total return.

Subaccount	2004 Total Return Range
Balanced	2.99% to 7.33%
Appreciation	2.23% to 3.59%
Disciplined Stock	5.00% to 7.76%
Growth and Income	4.60% to 8.64%
International Equity	21.16% to 26.71%
International Value	14.70% to 18.36%
Limited Term High Yield	7.37% to 32.95%
Quality Bond	0.53% to 5.70%
Developing Leaders	8.33% to 14.02%
Small Company Stock	15.29% to 22.48%
Special Value	10.20% to 13.89%
Dreyfus Stock Index	7.65% to 13.12%
The Dreyfus Socially Responsible Growth	3.35% to 6.10%
Core Bond	1.81% to 7.84%
Core Value	8.72% to 12.31%
Emerging Leaders	11.40% to 26.93%
Founders Discovery	7.00% to 9.09%
Founders Growth	5.05% to 12.26%
MidCap Stock	11.44% to 18.85%
Technology Growth	(2.22)% to 9.67%
Transamerica Equity	12.98% to 23.42%

51

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	2003 Total Return Range
Money Market	(1.24)% to (0.59)%
Balanced	11.83% to 16.52%
Appreciation	16.08% to 19.50%
Disciplined Stock	17.02% to 21.82%
Growth and Income	19.16% to 24.82%
International Equity	35.50% to 41.36%
International Value	33.81% to 38.00%
Limited Term High Yield	10.14% to 36.05%
Quality Bond	0.14% to 5.03%
Developing Leaders	26.70% to 33.02%
Small Company Stock	35.12% to 43.19%
Special Value	29.32% to 33.60%
Dreyfus Stock Index	20.38% to 26.59%
The Dreyfus Socially Responsible Growth	18.71% to 24.27%
Core Bond	1.55% to 7.30%
Core Value	22.78% to 26.65%
Emerging Leaders	34.83% to 53.24%
Founders Discovery	30.96% to 34.31%
Founders Growth	19.25% to 29.05%
Founders International Equity	33.46% to 36.00%
MidCap Stock	25.15% to 33.16%
Technology Growth	33.01% to 48.88%
Transamerica Equity	20.57% to 31.39%

52

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	2002 Total Return Range
Money Market	(0.11)% to 0.06%
Balanced	(16.79)% to 0.36%
Appreciation	(18.04)% to (1.84)%
Disciplined Stock	(23.79)% to (1.03)%
Growth and Income	(26.49)% to (0.46)%
International Equity	(19.82)% to 1.01%
International Value	(19.95)% to 0.31%
Limited Term High Yield	(14.58)% to 6.38%
Quality Bond	2.09% to 6.28%
Developing Leaders	(25.18)% to 3.17%
Small Company Stock	(22.51)% to 2.30%
Special Value	(17.32)% to 3.34%
Dreyfus Stock Index	(23.62)% to 0.39%
The Dreyfus Socially Responsible Growth	(30.12)% to (1.52)%
Core Bond	2.02% to 5.31%
Core Value	(24.37)% to 0.60%
Emerging Leaders	(23.14)% to 6.08%
Founders Discovery	(34.16)% to (0.22)%
Founders Growth	(29.24)% to (0.93)%
Founders International Equity	(28.22)% to 1.76%
MidCap Stock	(19.71)% to 3.17%
Technology Growth	(40.41)% to 0.66%
Transamerica Equity	(23.32)% to 2.00%

53

Separate Account VA-2L of

Transamerica Occidental Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 2.35%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis, which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by Transamerica Life and not directly form the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

54

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Parts A and B of this Registration Statement.

(b) Exhibits

(1)		Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company (“Transamerica”) authorizing establishment of the Variable Account. (1)

(2)		Not Applicable

(3)	(a)	Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

	(b)	Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

	(c)	Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

	(d)	Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

	(e)	Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

	(f)	Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

	(g)	Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

	(h)	Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

	(i)	Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

	(j)	Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

(k)	Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life
Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation,
and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

(l)	Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life
Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities
Sales Corporation. (10)

	(m)	Principal Underwriting Agreement by and between Transamerica Occidental Life Insurance Company, on its own behalf and on the behalf of Mutual Fund Account, and AFSG Securities Corporation. (18)

	(n)	Form of Amendment to Principal Underwriting Agreement. (25)

(4)		Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

	(a)	Contract form and Endorsements. (5)
		(i)	Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
		(ii)	Form of Automatic Payout Option Endorsement to Group Contract. (5)
		(iii)	Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
		(iv)	Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
		(v)	Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
		(vi)	Form of Fixed Account Rider to Group Contract. (7)
		(vii)	Form of Tax Relief Rider. (21)

	(b)	Certificate of Participation Form and Endorsements. (5)
		(i)	Form of Certificate of Participation. (5)
		(ii)	Form of IRA Endorsement to Certificate. (5)
		(iii)	Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
		(iv)	Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
		(v)	Form of Automatic Payout Option Endorsement to Certificate. (5)
		(vi)	Form of Benefit Distribution Endorsement to Certificate. (5)
		(vii)	Form of Death Benefit Endorsement to Group Contract. (14)
		(viii)	Form of Individual Purchase Payment Endorsement. (14)
		(ix)	Form of Guaranteed Minimum Income Builder Rider. (14)
		(x)	Form of Tax Relief Rider. (21)

	(c)	Individual Contract Form and Endorsements. (6)
		(i)	Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
		(ii)	Form of IRA Endorsement to Individual Contract. (6)
		(iii)	Form of Benefit Distribution Endorsement. (6)
		(iv)	Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
		(v)	Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
		(vi)	Form of Automatic Payout Option Endorsement to Individual Contract. (6)
		(vii)	Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
		(viii)	Form of Fixed Account Rider to Individual Contract. (7)
		(x)	Form of Death Benefit Endorsement. (14)
		(xi)	Form of Initial Purchase Payment Endorsement. (14)
		(xii)	Form of Guaranteed Minimum Income Benefit Rider. (14)
		(xiii)	Form of Tax Relief Rider. (21)

	(d)	Form of Individual Contract and Endorsements. (26)

	(d)(1)	Form of Liquidity Rider. (26)

	(d)(2)	Form of Premium Enhancement Rider. (27)

	(d)(3)	Form of Tax Relief II Rider (28)

	(d)(4)	Form of GMIB II Rider (28)

(5)	(a)	Form of Application for and Acceptance of Group Annuity Contract. (5)

	(b)	Form of Application for Enrollment under Group Annuity Contract. (5)

	(c)	Form of Application for Individual Annuity Contract. (6)

	(d)	Form of Application for Individual Contract. (26)

	(e)	Form of Application (28)

(6)	(a)		Restated Articles of Incorporation of Transamerica. (1)

	(a)	(1)	Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

	(b)		Restated By-Laws of Transamerica. (1)

	(b)	(1)	Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)

(7)			Not Applicable.

(8)	(a)		Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (4)

	(b)		Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

	(c)		Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

	(d)		Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

	(e)		Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

	(f)		Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

	(g)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)

	(g)	(1)	Fund Participation Agreement (Dreyfus). (19)

		(2)	Amendment to Fund Participation Agreement. (19)

	(h)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

	(i)		Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)

	(j)		Form of Participation Agreement (Transamerica). (20)

(8)	(k)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance co. of Ohio, and PFL Life Insurance Company. Note 22

(8)	(k)	(1)	Amendment No. 16 to Participation Agreement among WRL Series fund, Inc., PFL Life Insurance company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 23

(8)	(k)	(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24

(8)	(k)	(3)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 26

	(k)	(4)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 30

	(k)	(5)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 31

(9)	(a)		Opinion and Consent of Counsel. (31)

	(b)		Consent of Counsel. (31)

(10)	(a)		Consent of Independent Registered Public Accounting Firm. (31)

	(b)		Opinion and Consent of Actuary. (31)

(11)			No financial statements are omitted from item 23.

(12)			Not applicable.

(13)	Performance Data Calculations. (31)
(14)	Not applicable.
(15)	Powers of Attorney.

Frank Beardsley (12)	Richard N. Latzer (15)
Thomas J. Cusak (11)	Karen MacDonald (15)
James W. Dederer (15)	Gary U. Rolle’ (15)
Paul E. Rutledge III (15)	T. Desmond Sugrue (11)
George A. Foegele (15)	Nooruddin S. Veerjee (15)
David E. Gooding (15)	Robert A. Watson (11)
Edgar H. Grubb (11)	Frank C. Herringer (11)
Patrick S. Baird (15)	Brenda K. Clancy (15)
Douglas C. Kolsrud (15)	Craig D. Vermie (15)
Ron F. Wagley (17)	Bruce Clark (17)
Christopher H. Garrett (26)	Diane Meiners (26)

(1)	Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).
(2)	Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VL on Form S-6, File No. 33-28107 (April 30, 1990).
(3)	Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VL on Form S-6, File No. 33-28107 (April 30, 1991).
(4)	Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).
(5)	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).
(6)	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).
(7)	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).
(8)	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).
(9)	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).
(10)	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).
(11)	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).
(12)	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).
(13)	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14)	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).
(15)	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)
(16)	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement file No. 33-49998 (February 9, 2001)
(17)	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement file No. 33-49998 (April 27, 2001)
(18)	Incorporated by reference to the Initial Filing of Form S-6 Registration Statement (File No. 333-91851) filed on November 30, 1999.
(19)	Incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.
(20)	Incorporated by reference to Post-Effective Amendment No. 26 to N-4 Registration Statement (file No. 33-33085) filed on October 2, 2001.
(21)	Filed with Post-Effective Amendment No. 18 to this Form N-4 Registration Statement (File No. 33-49998) filed on January 18, 2002.
(22)	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on April 29, 1998.
(23)	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
(24)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.
(25)	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-49998) filed on April 29, 2002.
(26)	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 33-49998) on September 5, 2002.
(27)	Filed with Post-Effective Amendment No. 23 to this Form N-4 Registration Statement (File No. 33-49998) on February 26, 2003.
(28)	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-49998) on April 29, 2003.
(29)	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-49998) on April 30, 2004.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
(31)	Filed herewith.

Item 25.    List of Directors and Officers of the Depositor

Name	Principal Positions and Offices with Depositor

Christopher H. Garrett	Director

Ron F. Wagley	Director, Chairman of the Board and President

Brenda K. Clancy	Director and Senior Vice President

Diane Meiners	Director, Vice President and Treasurer

Craig D. Vermie	Director, Vice President, Secretary and Counsel

Bruce Clark	Chief Financial Officer and Senior Vice President

Frank A. Camp	Vice President and Financial Markets Division General Counsel

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Certificate Owners

As of December 31, 2004 there were 23,236 Owners of Contracts.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Item 27.	Number of Contract Owners

As of December 31, 2004, there were no Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Assistant Treasurer
Teresa L. Stolba	(1)	Assistant Compliance Officer
Kim D. Day	(2)	Director and Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Thomas R. Moriarty	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$1,233,548.00	0	0	0

(1)	Fiscal Year 2004

Item 30.    Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Manager Regulatory Filing Unit Transamerica or the Service Office at their administrative offices.

Item 31.    Management Services

All management contracts are discussed in Parts A or B.

Items 32.    Undertakings

(a)    Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)    Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)    Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 25th day of April, 2005.

SEPARATE ACCOUNT VA-2L

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY (DEPOSITOR)

/s/ Frank A. Camp
Frank A. Camp
Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

* Christopher H. Garrett	Director	, 2005

* Brenda K. Clancy	Director and Senior Vice President	, 2005

* Diane Meiners	Director	, 2004

* Craig D. Vermie	Director	, 2005

* Ron F. Wagley	Director	, 2005

* Bruce Clark	Chief Financial Officer and Senior Vice President	, 2005

/s/ Frank A. Camp *By: Frank A. Camp	Attorney -in-Fact pursuant to powers of attorney filed herewith, and in his own capacity as Vice President.	April 25, 2005

Registration No.

33-49998

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(k)(5)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica)

(9)(a)	Opinion and Consent of Attorney

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.